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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the six months ended November 30, 2009. These series have May 31 fiscal year end.

Date of reporting period: November 30, 2009

Item 1 - Reports to Stockholders.

Evergreen High Income Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

January 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen High Income Municipal Bond Fund for the six-month period ended November 30, 2009 (the “period”).

The end of September represented the one-year anniversary of the worldwide economic crisis. At that time, all markets, including municipals, were experiencing an unprecedented breakdown of liquidity, extreme volatility, and downward price action. The capital markets eventually started to gradually improve as various government stimulus plans were implemented. Things are looking much better for the municipal market, as we have experienced a substantial recovery in market function and order, with the worst of the recession probably behind us. The municipal market continued to improve throughout the period, pushing yields lower (prices higher) than previous resistance levels and forcing credit spreads even tighter.

This rally was fueled by massive inflows to mutual funds and separately managed accounts. The issuance of Build America Bonds (BABs), which are taxable municipals at the federal level, tax-exempt at the state level, removed significant supply from the traditional tax-exempt municipal market. The introduction of BABs in April had a dramatic effect on the municipal market, and BABs issuance has been steadily growing, directly replacing tax-exempt supply. Issuers of BABs looking for maximum savings on borrowing rates have focused on the long end of the market because the economics favor this part of the yield curve. Consequently, the traditional tax exempt-supply of 20 year and longer bonds was reduced during the period, while the supply/demand imbalance has been further exacerbated.

In equities, the market’s technicals appeared much stronger than its fundamentals throughout most of the period. Fortunately, however, the fundamental picture began to brighten late in the period. Better-than-expected economic data at the end of the period suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been aggressively cutting costs from their expense structures. Yet challenges remain, particularly in the form of housing, the dollar, employment, and credit availability. In addition to these domestic challenges, other global issues may surface, such as the recent credit concerns in Dubai.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary

1

LETTER TO SHAREHOLDERS continued

pressures—the Federal Reserve Board reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of November 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Dennis Derby

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	2.63%	2.33%	6.33%	N/A

6-month return w/o sales charge	7.73%	7.33%	7.33%	7.86%

Average annual return*

1-year with sales charge	6.50%	5.97%	9.97%	N/A

1-year w/o sales charge	11.79%	10.97%	10.97%	12.07%

5-year	-0.78%	-0.87%	-0.55%	0.45%

10-year	2.04%	1.79%	1.79%	2.82%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,077.29	$5.21
Class B	$1,000.00	$1,073.29	$9.10
Class C	$1,000.00	$1,073.29	$9.10
Class I	$1,000.00	$1,078.63	$3.91
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.05	$5.06
Class B	$1,000.00	$1,016.29	$8.85
Class C	$1,000.00	$1,016.29	$8.85
Class I	$1,000.00	$1,021.31	$3.80

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.75% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,		Year Ended August 31,

CLASS A		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income	0.24	0.51	0.37	0.47	0.48	0.50	0.51
Net realized and unrealized gains or losses on investments	0.33	(1.55)	(0.70)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	0.57	(1.04)	(0.33)	(0.10)	0.42	0.79	0.58

Distributions to shareholders from
Net investment income	(0.25)	(0.50)	(0.37)	(0.47)	(0.48)	(0.50)	(0.51)

Net asset value, end of period	$7.77	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[2]	7.73%	(11.58)%	(3.44)%	(1.09)%	4.17%	8.10%	5.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$116,366	$110,016	$159,267	$207,442	$233,585	$205,593	$179,971
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.00%[3]	0.98%	1.09%[3]	1.01%	0.94%[4]	0.96%	1.01%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.00%[3]	0.98%	1.13%[3]	1.06%	0.99%[4]	0.98%	1.01%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.00%[3]	0.98%	0.96%[3]	0.92%	0.92%	0.96%	1.01%
Interest and fee expense[5]	0.00%[3]	0.00%	0.13%[3]	0.09%	0.02%	0.00%	0.00%
Net investment income	6.38%[3]	6.48%	5.28%[3]	4.63%	4.71%	4.93%	5.05%
Portfolio turnover rate	17%	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,		Year Ended August 31,

CLASS B		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income	0.21	0.45	0.31	0.40 [2]	0.40	0.43	0.44
Net realized and unrealized gains or losses on investments	0.33	(1.55)	(0.69)	(0.57)	(0.05)	0.29	0.07

Total from investment operations	0.54	(1.10)	(0.38)	(0.17)	0.35	0.72	0.51

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)

Net asset value, end of period	$7.77	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[3]	7.33%	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,108	$14,555	$30,764	$43,379	$60,381	$80,083	$97,754
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.75%[4]	1.73%	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.75%[4]	1.73%	1.84%[4]	1.76%	1.69%[5]	1.68%	1.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.75%[4]	1.73%	1.71%[4]	1.67%	1.67%	1.68%	1.71%
Interest and fee expense[6]	0.00%[4]	0.00%	0.13%[4]	0.09%	0.02%	0.00%	0.00%
Net investment income	5.66%[4]	5.64%	4.53%[4]	3.87%	3.97%	4.22%	4.35%
Portfolio turnover rate	17%	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Per share amount is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
6	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,		Year Ended August 31,

CLASS C		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income	0.21	0.45	0.32	0.40	0.41	0.43	0.44
Net realized and unrealized gains or losses on investments	0.33	(1.55)	(0.70)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	0.54	(1.10)	(0.38)	(0.17)	0.35	0.72	0.51

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.32)	(0.40)	(0.41)	(0.43)	(0.44)

Net asset value, end of period	$7.77	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return[2]	7.33%	(12.24)%	(3.99)%	(1.83)%	3.44%	7.35%	5.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,156	$17,537	$24,036	$32,848	$34,157	$26,760	$17,533
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.75%[3]	1.73%	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.75%[3]	1.73%	1.84%[3]	1.76%	1.69%[4]	1.68%	1.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.75%[3]	1.73%	1.71%[3]	1.67%	1.67%	1.68%	1.71%
Interest and fee expense[5]	0.00%[3]	0.00%	0.13%[3]	0.09%	0.02%	0.00%	0.00%
Net investment income	5.62%[3]	5.74%	4.54%[3]	3.87%	3.95%	4.19%	4.35%
Portfolio turnover rate	17%	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Excluding applicable sales charges
3	Annualized
4	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
5	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,		Year Ended August 31,

CLASS I		2009	2008[1]	2007	2006	2005	2004

Net asset value, beginning of period	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03	$9.96

Income from investment operations
Net investment income	0.25	0.51	0.38	0.50	0.51	0.53	0.54
Net realized and unrealized gains or losses on investments	0.33	(1.53)	(0.69)	(0.57)	(0.06)	0.29	0.07

Total from investment operations	0.58	(1.02)	(0.31)	(0.07)	0.45	0.82	0.61

Distributions to shareholders from
Net investment income	(0.26)	(0.52)	(0.39)	(0.50)	(0.51)	(0.53)	(0.54)

Net asset value, end of period	$7.77	$7.45	$8.99	$9.69	$10.26	$10.32	$10.03

Total return	7.86%	(11.35)%	(3.26)%	(0.85)%	4.48%	8.42%	6.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,963	$12,893	$39,903	$118,111	$156,088	$112,551	$87,440
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.75%[2]	0.72%	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.75%[2]	0.72%	0.83%[2]	0.76%	0.69%[3]	0.69%	0.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.75%[2]	0.72%	0.70%[2]	0.67%	0.67%	0.69%	0.71%
Interest and fee expense[4]	0.00%[2]	0.00%	0.13%[2]	0.09%	0.02%	0.00%	0.00%
Net investment income	6.63%[2]	6.48%	5.45%[2]	4.86%	4.96%	5.21%	5.35%
Portfolio turnover rate	17%	70%	77%	67%	62%	41%	31%

1	For the nine months ended May 31, 2008. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 2008.
2	Annualized
3	Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations.
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 1.7%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$3,000,000	$1,917,540
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	1,000,000	877,270

		2,794,810

COMMUNITY DEVELOPMENT DISTRICT 26.9%
Amelia Walk, FL CDD Spl. Assmt. RB, Ser. A, 5.50%, 05/01/2037	2,540,000	1,284,503
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	980,000	944,985
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,400,000	2,163,072
Ser. B, 5.70%, 05/01/2010	1,545,000	1,485,687
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,865,000	2,652,761
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,195,000	1,002,330
6.375%, 05/01/2035	1,285,000	815,924
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,337,625
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	620,000	473,351
Heritage Isle at Viera, FL CDD Recreational Facs. RB, 7.10%, 10/01/2023 • +	2,150,000	1,100,563
Heritage Lake Park, FL CDD Spl. Assmt. RB, 5.70%, 05/01/2036	880,000	670,437
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit, 8.25%, 05/01/2011	950,000	953,648
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	2,900,000	2,900,000
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,434,646	1,434,617
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,805,000	1,918,171
Ser. A, 7.65%, 05/01/2032	1,840,000	1,845,667
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,307,000	1,307,353
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035 • +	960,000	515,251
Ser. B, 5.125%, 05/01/2009 • +	700,000	349,510
Pine Ridge Plantation, FL CDD Capital Impt. RB, Ser. A, 5.40%, 05/01/2037	1,040,000	529,454
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	2,910,000	2,910,175
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	2,933,900
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	1,432,555
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,465,000	1,501,835
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022 • + ☐	7,605,000	4,328,082
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,335,000	2,599,639
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038 •	2,000,000	782,760

		43,173,855

CONTINUING CARE RETIREMENT COMMUNITY 21.0%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,523,620
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,103,850

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	$1,590,000	$1,509,944
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,750,000	3,409,950
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	2,850,000	2,604,358
6.375%, 10/01/2025	5,575,000	4,931,366
Nassau Cnty., NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,172,025
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,732,300
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,129,300
8.00%, 01/01/2023	4,500,000	4,616,370

		33,733,083

EDUCATION 5.4%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, IIFRN, 9.28%, 12/01/2036	3,800,000	4,073,676
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	2,000,000	2,077,580
Massachusetts Hlth. Edl. Facs. Auth. RB, Suffolk University Proj., Ser. A, 5.75%, 07/01/2039	1,500,000	1,464,495
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,000,000	1,045,160

		8,660,911

ELECTRIC REVENUE 0.7%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,158,150

GENERAL OBLIGATION – STATE 1.3%
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	2,000,000	2,127,420

HOSPITAL 14.7%
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,269,400
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,112,440
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,655,000	3,488,369
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	2,000,000	1,968,360
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,845,760
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,633,460
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	4,840,752
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	4,000,000	3,547,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	1,000,000	970,330

		23,675,871

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.5%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	$2,845,000	$2,399,445

INDUSTRIAL DEVELOPMENT REVENUE 11.4%
Allegheny Cnty., PA IDA RRB, U.S. Steel Corp., 6.75%, 11/01/2024	1,500,000	1,524,810
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	2,000,000	2,000,120
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,632,292
6.75%, 07/01/2029	1,000,000	905,560
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,571,250
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	3,030,000	2,638,464
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	5,072,600
Yonkers, NY IDA Facs. RB, Sarah Lawrence College Proj., Ser. A, 6.00%, 06/01/2041 #	1,000,000	1,013,380

		18,358,476

MISCELLANEOUS REVENUE 6.1%
Lower Colorado River Texas Auth. RRB, Ser. A, 7.25%, 05/15/2037 ##	1,000,000	1,100,290
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,410,000	2,276,100
Massachusetts Dev. Fin. Agcy. RB, Sabis Intl. Charter Sch., Ser. A, 8.00%, 04/15/2031	1,460,000	1,613,125
Miami-Dade Cnty., FL Spl. Obl. RB, 0.00%, 10/01/2028 ¤	3,585,000	1,120,599
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	2,000,000	1,998,320
Morongo Band of Mission Indians California Enterprise RB, Ser. B, 6.50%, 03/01/2028	2,000,000	1,731,760

		9,840,194

PUBLIC FACILITIES 1.0%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,145,000	1,596,910

SPECIAL TAX 0.7%
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2017	1,000,000	1,035,120

TOBACCO REVENUE 2.0%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	3,700,000	3,134,159

TRANSPORTATION 0.7%
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	1,000,000	1,051,950

UTILITY 1.2%
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	1,085,000	995,563
Warm Springs Reservation Oregon Confederated Tribes Hydroelectric RB, Ser. B, 6.375%, 11/01/2033	1,000,000	993,020

		1,988,583

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.5%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	$1,000,000	$1,046,570
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,298,458

		2,345,028

Total Investments (cost $179,227,728) 97.8%		157,073,965
Other Assets and Liabilities 2.2%		3,518,616

Net Assets 100.0%		$160,592,581

•	Security which as defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
EDA	Economic Development Authority
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IIFRN	Indexed Inverse Floating Rate Note
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percentage of total long-term investments by geographic location as of November 30, 2009:

Florida	46.3%
North Carolina	5.1%
Texas	5.0%
Georgia	3.2%
Mississippi	3.2%
Pennsylvania	3.1%
Virginia	3.0%
Maryland	2.9%
South Carolina	2.4%
West Virginia	2.3%
Ohio	2.0%
Massachusetts	2.0%
Louisiana	1.7%
Minnesota	1.7%
Oklahoma	1.6%
New York	1.4%
Hawaii	1.4%
Maine	1.3%
Michigan	1.3%
New Jersey	1.3%
Missouri	1.2%
California	1.1%
New Hampshire	0.8%
Colorado	0.8%
Wyoming	0.7%
Arizona	0.7%
U.S. Virgin Islands	0.7%
Tennessee	0.6%
Oregon	0.6%
Wisconsin	0.6%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2009:

AAA	4.3%
AA	3.3%
A	6.6%
BBB	24.8%
B	0.6%
NR	60.4%

100.0%

The following table shows the percent of total bonds based on effective maturity as of November 30, 2009:

Less than 1 year	8.5%
1 to 3 year(s)	3.1%
3 to 5 years	0.8%
5 to 10 years	6.5%
10 to 20 years	31.7%
20 to 30 years	45.2%
Greater than 30 years	4.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $179,227,728)	$157,073,965
Receivable for securities sold	2,538,511
Receivable for Fund shares sold	137,672
Interest receivable	3,227,333
Prepaid expenses and other assets	27,280

Total assets	163,004,761

Liabilities
Dividends payable	403,513
Payable for securities purchased	1,012,260
Payable for Fund shares redeemed	254,308
Due to custodian bank	689,956
Advisory fee payable	2,065
Distribution Plan expenses payable	1,623
Due to other related parties	1,195
Accrued expenses and other liabilities	47,260

Total liabilities	2,412,180

Net assets	$160,592,581

Net assets represented by
Paid-in capital	$249,194,006
Undistributed net investment income	63,418
Accumulated net realized losses on investments	(66,511,080)
Net unrealized losses on investments	(22,153,763)

Total net assets	$160,592,581

Net assets consists of
Class A	$116,366,109
Class B	11,108,034
Class C	19,155,516
Class I	13,962,922

Total net assets	$160,592,581

Shares outstanding (unlimited number of shares authorized)
Class A	14,985,553
Class B	1,430,469
Class C	2,466,891
Class I	1,798,164

Net asset value per share
Class A	$7.77
Class A — Offering price (based on sales charge of 4.75%)	$8.16
Class B	$7.77
Class C	$7.77
Class I	$7.77

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (unaudited)

Investment income
Interest	$5,895,924
Income from affiliated issuers	4,119

Total investment income	5,900,043

Expenses
Advisory fee	375,871
Distribution Plan expenses
Class A	142,583
Class B	63,811
Class C	93,387
Administrative services fee	79,973
Transfer agent fees	57,226
Trustees’ fees and expenses	2,524
Printing and postage expenses	14,677
Custodian and accounting fees	24,440
Registration and filing fees	22,228
Professional fees	16,734
Other	3,405

Total expenses	896,859
Less: Expense reductions	(16)

Net expenses	896,843

Net investment income	5,003,200

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(6,381,944)
Net change in unrealized gains or losses on securities in unaffiliated issuers	13,135,357

Net realized and unrealized gains or losses on investments	6,753,413

Net increase in net assets resulting from operations	$11,756,613

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009		Year Ended
	(unaudited)		May 31, 2009

Operations
Net investment income		$5,003,200		$11,827,056
Net realized losses on investments		(6,381,944)		(16,011,563)
Net change in unrealized gains or losses on investments		13,135,357		(23,956,059)

Net increase (decrease) in net assets resulting from operations		11,756,613		(28,140,566)

Distributions to shareholders from
Net investment income
Class A		(3,703,863)		(7,966,105)
Class B		(369,056)		(1,159,774)
Class C		(536,050)		(1,079,273)
Class I		(487,244)		(1,358,627)

Total distributions to shareholders		(5,096,213)		(11,563,779)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	885,167	6,772,392	939,634	7,269,887
Class B	21,642	165,165	174,571	1,363,338
Class C	277,196	2,117,953	294,838	2,178,406
Class I	362,898	2,709,179	337,774	2,585,139

		11,764,689		13,396,770

Net asset value of shares issued in reinvestment of distributions
Class A	226,559	1,733,695	499,878	3,853,402
Class B	19,960	152,392	58,282	451,189
Class C	29,933	229,139	57,771	442,848
Class I	15,421	118,045	25,408	196,741

		2,233,271		4,944,180

Automatic conversion of Class B shares to Class A shares
Class A	317,991	2,427,752	653,851	5,126,178
Class B	(317,991)	(2,427,752)	(653,851)	(5,126,178)

		0		0

Payment for shares redeemed
Class A	(1,215,815)	(9,282,710)	(5,033,566)	(39,464,780)
Class B	(247,441)	(1,884,584)	(1,045,984)	(8,199,893)
Class C	(194,867)	(1,511,454)	(670,972)	(5,231,340)
Class I	(311,338)	(2,387,594)	(3,069,725)	(24,710,873)

		(15,066,342)		(77,606,886)

Net decrease in net assets resulting from capital share transactions		(1,068,382)		(59,265,936)

Total increase (decrease) in net assets		5,592,018		(98,970,281)
Net assets
Beginning of period		155,000,563		253,970,844

End of period		$160,592,581		$155,000,563

Undistributed net investment income		$63,418		$156,431

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 21, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase. For the six months ended November 30, 2009, the advisory fee was equivalent to an annual rate of 0.47% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2009, EIS received $11,919 from the sale of Class A shares and $11,639 and $50 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,612,525 and $28,717,119, respectively, for the six months ended November 30, 2009.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$152,745,883	$4,328,082	$157,073,965

Further details on the major security types listed above can be found in the Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities
issued by states in
the U.S. and its
political subdivisions

Balance as of June 1, 2009	$0

Realized gains or losses	0
Change in unrealized gains or losses	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	4,328,082

Balance as of November 30, 2009	$4,328,082

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2009	$0

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $179,227,728. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,061,691 and $27,215,454, respectively, with a net unrealized depreciation of $22,153,763.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of May 31, 2009, the Fund had $51,120,619 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2010	2011	2012	2013	2014	2016	2017

$2,069,696	$13,129,353	$3,853,670	$1,390,042	$2,156,251	$6,506,524	$22,015,083

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and elected to defer post-October losses of $9,008,517.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended November 30, 2009, the Fund had no borrowings.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Municipal Bond Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Municipal Bond Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the principal underwriter for the Fund.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen High Income Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

27

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

29

ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index, and performed in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance for each of the periods, except during the most recent one-year period, during which the Fund’s Class A shares performed in the second quintile. The Trustees noted recent changes in the Fund’s investment mandate and portfolio management team and EIMC’s observation that liquidity issues in the municipal bond market have limited the opportunities for the current portfolio manager to re-position the Fund’s portfolio. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the Fund’s advisory agreement.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

31

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565567 rv7 01/2010

  Evergreen Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
39	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

January 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Municipal Bond Fund for the six-month period ended November 30, 2009 (the “period”).

The end of September represented the one-year anniversary of the worldwide economic crisis. At that time, all markets, including municipals, were experiencing an unprecedented breakdown of liquidity, extreme volatility, and downward price action. The capital markets eventually started to gradually improve as various government stimulus plans were implemented. Things are looking much better for the municipal market, as we have experienced a substantial recovery in market function and order, with the worst of the recession probably behind us. The municipal market continued to improve throughout the period, pushing yields lower (prices higher) than previous resistance levels and forcing credit spreads even tighter.

This rally was fueled by massive inflows to mutual funds and separately managed accounts. The issuance of Build America Bonds (BABs), which are taxable municipals at the federal level, tax-exempt at the state level, removed significant supply from the traditional tax-exempt municipal market. The introduction of BABs in April had a dramatic effect on the municipal market, and BABs issuance has been steadily growing, directly replacing tax-exempt supply. Issuers of BABs looking for maximum savings on borrowing rates have focused on the long end of the market because the economics favor this part of the yield curve. Consequently, the traditional tax exempt-supply of 20 year and longer bonds was reduced during the period, while the supply/demand imbalance has been further exacerbated.

In equities, the market’s technicals appeared much stronger than its fundamentals throughout most of the period. Fortunately, however, the fundamental picture began to brighten late in the period. Better-than-expected economic data at the end of the period suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been aggressively cutting costs from their expense structures. Yet challenges remain, particularly in the form of housing, the dollar, employment, and credit availability. In addition to these domestic challenges, other global issues may surface, such as the recent credit concerns in Dubai.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary

LETTER TO SHAREHOLDERS continued

pressures—the Federal Reserve Board reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of November 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers1:

Mathew M. Kiselak; Lyle J. Fitterer, CFA, CPA

1	Effective November 1, 2009, Mr. Fitterer became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	0.65%	0.29%	4.29%	N/A

6-month return w/o sales charge	5.68%	5.29%	5.29%	5.81%

Average annual return*

1-year with sales charge	9.32%	8.93%	12.93%	N/A

1-year w/o sales charge	14.78%	13.93%	13.93%	15.06%

5-year	2.78%	2.68%	3.03%	4.07%

10-year	4.35%	4.10%	4.10%	5.14%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

FUND AT A GLANCE continued

This section left intentionally blank

The prices and income of inverse floaters are generally more volatile than prices and income of bonds with similar maturities.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,056.79	$4.12
Class B	$1,000.00	$1,052.85	$7.98
Class C	$1,000.00	$1,052.85	$7.98
Class I	$1,000.00	$1,058.10	$2.84
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.06	$4.05
Class B	$1,000.00	$1,017.30	$7.84
Class C	$1,000.00	$1,017.30	$7.84
Class I	$1,000.00	$1,022.31	$2.79

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.55% for Class B, 1.55% for Class C and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income	0.16	0.32	0.31	0.29 [1]	0.29	0.29
Net realized and unrealized gains or losses on investments	0.23	(0.28)	(0.18)	0.06	(0.16)	0.31

Total from investment operations	0.39	0.04	0.13	0.35	0.13	0.60

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.30)	(0.29)	(0.29)	(0.29)

Net asset value, end of period	$7.24	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[2]	5.68%	0.75%	1.85%	4.83%	1.72%	8.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$852,525	$846,045	$971,046	$832,186	$639,031	$679,263
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.80%[3]	0.82%	0.83%	0.95%	0.87%	0.92%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.80%[3]	0.82%	0.87%	1.00%	0.92%	0.93%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.78%[3]	0.76%	0.76%	0.81%	0.80%	0.85%
Interest and fee expense[4]	0.02%[3]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income	4.58%[3]	4.65%	4.13%	3.90%	3.88%	3.90%
Portfolio turnover rate	24%	58%	70%	123%	125%	145%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income	0.14 [1]	0.27 [1]	0.25 [1]	0.24 [1]	0.23 [1]	0.24 [1]
Net realized and unrealized gains or losses on investments	0.23	(0.28)	(0.17)	0.06	(0.15)	0.31

Total from investment operations	0.37	(0.01)	0.08	0.30	0.08	0.55

Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)

Net asset value, end of period	$7.24	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[2]	5.29%	0.00%	1.08%	4.06%	1.01%	7.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,383	$44,225	$70,461	$24,971	$14,260	$17,955
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.55%[3]	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.55%[3]	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.53%[3]	1.51%	1.51%	1.56%	1.55%	1.57%
Interest and fee expense[4]	0.02%[3]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income	3.84%[3]	3.89%	3.39%	3.15%	3.13%	3.19%
Portfolio turnover rate	24%	58%	70%	123%	125%	145%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income	0.14	0.27	0.25	0.24	0.23	0.24
Net realized and unrealized gains or losses on investments	0.23	(0.28)	(0.17)	0.06	(0.15)	0.31

Total from investment operations	0.37	(0.01)	0.08	0.30	0.08	0.55

Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.25)	(0.24)	(0.24)	(0.24)

Net asset value, end of period	$7.24	$7.01	$7.29	$7.46	$7.40	$7.56

Total return[1]	5.29%	0.00%	1.08%	4.06%	1.01%	7.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$73,081	$71,274	$77,281	$45,920	$35,498	$37,197
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.55%[2]	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.55%[2]	1.57%	1.58%	1.70%	1.62%	1.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.53%[2]	1.51%	1.51%	1.56%	1.55%	1.57%
Interest and fee expense[3]	0.02%[2]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income	3.83%[2]	3.91%	3.38%	3.15%	3.13%	3.19%
Portfolio turnover rate	24%	58%	70%	123%	125%	145%

1	Excluding applicable sales charges
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$7.01	$7.29	$7.46	$7.40	$7.56	$7.25

Income from investment operations
Net investment income	0.17	0.34	0.32	0.31	0.31	0.31
Net realized and unrealized gains or losses on investments	0.23	(0.28)	(0.17)	0.06	(0.16)	0.31

Total from investment operations	0.40	0.06	0.15	0.37	0.15	0.62

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.31)	(0.31)	(0.31)

Net asset value, end of period	$7.24	$7.01	$7.29	$7.46	$7.40	$7.56

Total return	5.81%	1.01%	2.10%	5.10%	2.03%	8.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$423,786	$439,848	$896,226	$393,262	$194,430	$156,892
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.55%[1]	0.57%	0.57%	0.70%	0.62%	0.64%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.55%[1]	0.57%	0.57%	0.70%	0.62%	0.64%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.53%[1]	0.51%	0.50%	0.56%	0.55%	0.57%
Interest and fee expense[2]	0.02%[1]	0.06%	0.07%	0.14%	0.07%	0.07%
Net investment income	4.83%[1]	4.86%	4.39%	4.15%	4.14%	4.19%
Portfolio turnover rate	24%	58%	70%	123%	125%	145%

1	Annualized
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 102.8%
AIRPORT 3.8%
Allegheny Cnty., PA Arpt. Auth. RRB:
Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015, (Insd. by FGIC)	$4,495,000	$4,545,119
Ser. A, 5.00%, 01/01/2015, (Insd. by FSA)	5,000,000	5,375,450
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	11,346,170
Ser. B, 6.25%, 11/01/2028	5,000,000	5,004,100
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,112
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,511,521
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,041,480
Metropolitan Washington, DC Arpt. Auth. Sys. RB:
Ser. A, 5.75%, 10/01/2018	6,680,000	6,942,257
Ser. B, 0.00%, 10/01/2039 ¤	11,000,000	1,679,150
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,806,175
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,681,936

		52,018,470

COMMUNITY DEVELOPMENT DISTRICT 1.6%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB, 6.00%, 07/01/2030	5,008,000	3,900,330
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,025,000	5,578,668
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	294,000	294,347
6.625%, 07/01/2025	6,280,000	5,872,114
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017 +	975,000	446,872
5.05%, 09/01/2017 +	2,465,000	1,128,378
5.10%, 09/01/2018 +	2,500,000	1,142,250
5.125%, 09/01/2019 +	2,975,000	1,357,225
5.15%, 09/01/2020 +	2,105,000	959,122
5.25%, 09/01/2026 +	3,500,000	1,466,115

		22,145,421

CONTINUING CARE RETIREMENT COMMUNITY 2.0%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	728,948
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,020,770
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	7,245,000	6,577,735
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	5,037,850
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,023,490
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,355,116
Northwest Sr. Hsg. Edgemere Proj., 6.00%, 11/15/2036	5,000,000	4,285,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	$3,500,000	$3,265,675
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	5,000,000	4,039,850

		27,334,434

EDUCATION 9.5%
Alabama Pub. Sch. & College Capital Impt. RB, 5.00%, 12/01/2024	5,000,000	5,242,450
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	301,158
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,371,203
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,755,526
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,805,267
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,248,300
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	250,000	268,283
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,532,844
9.60%, 12/01/2025 ‡	10,000,000	10,699,300
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,355,175
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	989,050
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,125,559
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,644,568
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,492,880
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	4,003,480
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,201,779
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,207,102
5.25%, 12/01/2026	2,340,000	2,427,680
Maine Edl. Loan Auth. Student Loan RB, Ser.A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	6,200,000	6,440,498
Massachusetts Edl. Fin. Auth. RB, Ser. I, 6.00%, 01/01/2028	4,000,000	4,251,720
Massachusetts Hlth. & Edl. Facs. Auth. RB, Suffolk Univ., Ser. A, 6.25%, 07/01/2030	5,000,000	5,238,250
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	1,200,000	1,255,032
Michigan Pub. Edl. Facs.Auth. RB, Bradford Academy Proj., 8.75%, 09/01/2039	1,250,000	1,346,913

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	$5,000,000	$5,337,550
New York Dorm. Auth. RB:
Non-state Supported Debt, Ser. A, 5.50%, 05/01/2037	2,500,000	2,496,350
Personal Income Tax, Ser. B, 5.75%, 03/15/2036	10,000,000	11,027,800
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,500,000	1,567,740
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,025,950
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,748,325
5.125%, 06/01/2023	1,000,000	1,000,310
5.125%, 06/01/2024	750,000	743,565
Southwest Higher Ed. Auth., Inc. RB, Southern Methodist Univ. Proj.:
5.00%, 10/01/2029	2,025,000	2,112,824
5.00%, 10/01/2032	2,000,000	2,059,400
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,246,599
University of Illinois Auxiliary Facs. Sys. RB, Ser. A, 5.75%, 04/01/2038	5,000,000	5,380,950
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,994,919
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,035,550
University of South Carolina Athletic Facs. RB, 5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,404,988
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,305,889
Yonkers, NY IDA Civic Facs. RB, Sarah Lawrence College Proj., Ser. A:
5.75%, 06/01/2024	1,180,000	1,182,726
6.00%, 06/01/2029	1,000,000	1,002,010

		130,877,462

ELECTRIC REVENUE 2.3%
Georgia Muni. Elec. Auth. Power RRB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,169,860
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	508,500
Indiana Fin. Auth. Env. RB, Duke Energy, Ser. B, 6.00%, 08/01/2039	2,000,000	2,142,840
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A, 5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,316,960
North Carolina Eastern Muni. Power Agcy. RB:
Ser. A, 5.50%, 01/01/2026	1,250,000	1,316,587
Ser. C, 6.75%, 01/01/2024	1,000,000	1,158,150
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,647,975
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,002,080
San Antonio, TX Elec. & Gas RRB, Ser. A, 5.25%, 02/01/2028	5,000,000	5,395,850
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	533,540
South Carolina Pub. Svcs. Auth. RRB, Ser.A, 5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,584,249

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	$1,125,000	$1,030,759
Ser. B:
5.00%, 01/01/2012	1,100,000	1,101,826
5.00%, 01/01/2013	2,855,000	2,836,043
5.00%, 01/01/2014	1,100,000	1,077,307

		31,822,526

GENERAL OBLIGATION – LOCAL 3.7%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,295,140
Cartersville, GA GO, 6.70%, 01/01/2012	80,000	84,571
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,150,895
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	11,560,000
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,643,033
7.10%, 12/01/2013	2,000,000	2,416,460
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	529,340
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,353,420
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	475,000	499,695
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,344,541
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,366,972
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,884,865
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,197,400
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	441,912
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,740,313
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,720,183
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,111,771
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	948,169
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A, 6.125%, 08/01/2029	5,000,000	5,242,950
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,235

		51,581,865

GENERAL OBLIGATION – STATE 1.1%
Connecticut GO, Ser. A, 5.00%, 02/15/2027	3,570,000	3,949,741
District of Columbia GO, Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	719,727
Georgia Refunding GO, Ser. I, 5.00%, 07/01/2020	5,000,000	5,926,500
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	3,000,000	3,191,130
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,312,008

		15,099,106

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.1%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	$4,000,000	$4,400,880
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A, 5.625%, 08/15/2039	5,000,000	4,967,400
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	510,852
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C, 12.17%, 10/01/2016 ‡	10,050,000	11,138,013
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,764,000
Ser. A, 5.75%, 02/15/2034	6,000,000	5,373,780
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	1,000,000	992,030
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,714,900
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,100,056
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,707,701
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,311,800
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	9,419,867
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,001,670
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	1,995,100
5.00%, 12/01/2017	3,655,000	3,588,881
5.00%, 12/01/2019	1,030,000	996,927
5.00%, 12/01/2020	3,730,000	3,580,539
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,143,850
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	11,124,400
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,239,850
Illinois Fin. Auth. RB:
Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,473,900
Northwestern Mem. Hosp. Proj., Ser. A, 6.00%, 08/15/2039	5,000,000	5,368,500
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,942,323
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,791,225
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,995,875
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	985,060
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	8,400,000	8,278,704
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	1,969,660
Kansas Dev. Fin. Auth. Hosp. RB, Ser. D, 5.125%, 11/15/2039	1,250,000	1,197,425

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	$2,500,000	$2,825,775
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,237,284
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	330,587
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,378,289
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,170,320
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,937,450
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	2,310,000	2,410,023
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,843,136
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,799,537
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,315,930
St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	5,000,000	4,920,900
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,599,674
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,032,594
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A, 5.50%, 07/01/2018	3,670,000	3,821,241
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr., 5.50%, 02/01/2011, (Insd. by FSA)	265,000	268,583
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,618,448
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,845,760
South Dakota Hlth. & Edl. Facs. Auth. RB, Sanford Hlth., 5.50%, 11/01/2040	1,000,000	1,012,150
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 04/15/2017, (Insd. by FSA)	500,000	519,765
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	5,000,000	4,515,200
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children’s Proj., Ser. A, 6.50%, 11/15/2039	5,500,000	5,856,455
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,840,528
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	9,900,000	10,042,857
University Med. Ctr. Corp. Arizona Hosp. RB, 6.50%, 07/01/2039	2,000,000	2,100,220
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	776,280
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 11.91%, 10/01/2016 ‡	16,000,000	17,234,720
Washington, CA Hlth. Care Dist. RB, Ser. A, 6.25%, 07/01/2039	2,750,000	2,746,122
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,070,440
Winchester,VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,006,000
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	2,715,000	2,634,446

		222,785,882

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 9.0%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	$1,790,000	$1,806,128
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,840,888
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,792
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	360,000	389,113
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	550,776
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	2,006,800
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,553,394
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	800,000	833,640
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	287,015
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,865
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,507,443
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,110,208
Sub. Ser. D-4, 5.65%, 06/01/2021	1,225,000	1,250,909
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,570
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	495,000	495,569
Sub. Ser. B-2, 6.00%, 07/01/2014	405,000	412,185
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,115,000	1,116,104
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	2,003,720
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,019,710
5.875%, 07/01/2021	500,000	500,470
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	710,000	720,899
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	5,039,050
Ser. P, 4.45%, 09/01/2021	1,500,000	1,472,970
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	97,052
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 564, 1.00%, 07/01/2047, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	455,000	464,064
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,497
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	35,000	35,044
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	175,000	175,173

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	$500,000	$505,120
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,049,177
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,275,816
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	818,961
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,748,265
5.45%, 11/01/2014, (Insd. by FSA)	900,000	911,385
5.70%, 05/01/2020, (Insd. by FSA)	200,000	201,682
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	342,859
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,625,500
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,907,250
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,060
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,438,295
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,855,797
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,612,280
6.35%, 07/01/2019, (Insd. by FSA)	620,000	629,405
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	305,000	312,494
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	735,000	760,468
Utah Hsg. Corp. SFHRB:
Ser. F, 3.40%, 01/01/2038	10,740,000	10,740,000
Ser. H-1, 3.40%, 01/01/2037	14,250,000	14,250,000
Utah Hsg. Fin. Agcy. SFHRB:
Ser. 2005E, FRN, 3.40%, 01/01/2037	5,000,000	5,000,000
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	40,000	41,035
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	45,000	46,193
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	3,031,800
4.85%, 04/01/2019	3,100,000	3,129,264
4.85%, 10/01/2019	3,100,000	3,125,327
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	2,225,000	2,171,867

		123,966,348

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,851,260
Allegheny Cnty., PA IDA RRB, Env. Impt. U.S. Steel Corp., 6.50%, 05/01/2017	5,000,000	5,067,050
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,170,445

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	$7,500,000	$7,499,175
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	6,330,000	6,334,874
5.50%, 01/01/2015	5,000,000	5,003,000
Gulf Coast, TX Waste Disposal Auth. Env. Impt. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,543,897
Henrico Cnty.,VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,750,105
King George Cnty., VA IDA RB, Solid Waste Disposal Facs. Landfill Proj., 6.00%, 06/01/2023	2,600,000	2,631,486
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,024,500
4.35%, 03/01/2031	8,000,000	8,031,520
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	976,810
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	245,000	263,968
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,004,220
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,524,500
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,403,935
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	50,000	50,120
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Power Co., Ser. B, 5.80%, 12/01/2038	10,000,000	10,278,000
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	3,585,000	3,614,648
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	8,750,000	7,619,325

		85,642,838

LEASE 1.2%
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,088,460
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,058,190
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,324,596
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,358,239
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,642,475
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,189,850
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	405,415
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	775,000	809,581
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	570,175

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Montgomery Cnty., VA IDA Lease RB, 5.50%, 01/15/2020, (Insd. by AMBAC)	$1,120,000	$1,199,946
New Jersey EDA RB, Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,630
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,070,000	1,116,181
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	180,000	181,003
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	340,236
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,355,000	1,362,534

		17,148,511

MISCELLANEOUS REVENUE 8.5%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,360,000	3,424,579
Indiana Board Bank Spl. Program Gas RB, Ser. B-2, 0.94%, 10/15/2022	6,190,000	5,058,777
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,329,700
Ser. A, 7.25%, 05/15/2037	4,000,000	4,401,160
Maryland Energy Fin.Admin. RB, Recycling Office Paper Sys. Proj., Ser.A, 7.50%, 09/01/2015	790,000	746,108
Miami-Dade Cnty., FL Spl. Obl. RB:
Ser. 2030, 0.00%, 10/01/2030 ¤	7,420,000	1,875,776
Ser. 2031, 0.00%, 10/01/2031 ¤	7,155,000	1,633,558
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	10,000,000	9,991,600
New Jersey COP, Equipment Lease Purchase, Ser. A, 5.25%, 06/15/2027	7,000,000	7,271,320
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	10,000,000	10,577,700
New York Urban Dev. Corp. RB:
Personal Income Tax, 5.00%, 12/15/2022	3,000,000	3,338,430
Ser. B-1, 5.00%, 03/15/2028	7,500,000	8,022,750
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,036,100
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4, 5.75%, 01/15/2039	2,500,000	2,712,125
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,628,500
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	3,500,000	3,781,540
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6, 5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	4,015,680
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,831,925
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	4,819,450
Texas Muni Gas Acquisition & Supply Corp. RB, Ser.A, FRN, 0.90%, 09/15/2017	5,000,000	4,510,000
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	5,000,000	5,233,800
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2018	8,860,000	9,122,876
West Baton Rouge Parish, LA Indl. Dist. RRB, Dow Chemical, 5.00%, 10/01/2021	5,000,000	5,027,100

		117,390,554

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.1%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	$4,330,000	$4,585,990
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	5,000,000	5,071,700
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,359,350

		15,017,040

POWER 1.4%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,028,350
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,054,659
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,062,500

		20,145,509

PRE-REFUNDED 5.4%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	774,838
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	503,072
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,780,230
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,466,440
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	976,850
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	429,971
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,232,390
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,070,660
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,406,550
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	566,778
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,186,680
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	890,000	929,107
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	11,500,000	13,134,265
6.375%, 08/15/2027	6,000,000	6,872,700
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	12,146,360
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,554
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,224
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	53,374
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,965,220
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	106,696
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,507,440
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	731,567

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	$1,155,000	$1,356,086
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	1,610,000	1,670,906
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	791,174
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	275,936
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	349,818
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	395,000	407,502
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,996,557
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	34,594
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	225,242

		75,009,781

PUBLIC FACILITIES 0.4%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	1,785,000	1,785,214
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	960,000	1,007,952
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,125,560
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,000,330

		5,919,056

RESOURCE RECOVERY 0.3%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	4,008,463
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	108,037

		4,116,500

SALES TAX 1.3%
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,760,000	6,107,904
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,148,800

		18,256,704

SOLID WASTE 1.0%
Carbon Cnty., UT Solid Waste Disposal RRB:
Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	1,001,300
Laidlaw, Inc. Proj., Ser. A, 7.50%, 02/01/2010	2,085,000	2,091,276
Ohio Water Dev. Auth. Solid Waste Disposal RB, Waste Mgmt. Proj., 5.00%, 07/01/2021	5,000,000	5,009,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 3.60%, 09/01/2013	$3,800,000	$3,809,918
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,097,620

		14,009,264

SPECIAL TAX 6.0%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	3,000,000	2,118,240
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 9.77%, 12/01/2038 ‡	10,000,000	10,964,400
Ser. 08-1163-2, 9.77%, 12/01/2043 ‡	10,000,000	10,681,200
Ser. 08-1163-3, 9.77%, 12/01/2048 ‡	10,000,000	10,619,200
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,022,460
6.00%, 04/01/2014	1,805,000	1,843,771
6.00%, 04/01/2015	1,000,000	1,020,140
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	3,000,000	2,582,100
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	1,065,420
5.30%, 10/01/2035	2,500,000	1,592,775
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 9.30%, 03/15/2035 ‡	30,000,000	30,471,300
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,040,000	4,242,364
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	5,000,000	5,378,250

		83,601,620

STUDENT LOAN 0.5%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,325,297
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	425,000	425,072
South Carolina Ed. Assistance Auth. RB, Student Loan, Ser. I, 5.10%, 10/01/2029	5,000,000	4,999,650

		6,750,019

TOBACCO REVENUE 1.3%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	7,050,000	5,971,843
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,614,130

		17,585,973

TRANSPORTATION 9.1%
Arizona Trans. Board Hwy. RB, Ser. A, 5.00%, 07/01/2027	4,000,000	4,324,360
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,007,360
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,303,880
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,829,885

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Florida Port Fin. Commission RB,Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	$4,185,000	$4,235,053
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	10,001,100
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,044,300
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,455,862
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	9,137,040
New Jersey TTFA Trans. Sys. RB, Ser. A:
5.75%, 06/15/2025	10,000,000	11,483,600
6.00%, 12/15/2038	16,000,000	17,419,040
New Jersey TTFA Trans. Sys. RRB, Ser. A:
5.25%, 12/15/2022	5,000,000	5,492,350
5.625%, 06/15/2013	1,200,000	1,358,652
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	968,426
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	5,150,377
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,796,249
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	3,000,000	3,155,850
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	3,550,000	3,823,669
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,771,336
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,391,400
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,333,650
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,705,941
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,156,150

		125,345,530

UTILITY 3.7%
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,206,800
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	6,300,000	6,181,749
Ser. A:
5.00%, 09/01/2016	5,715,000	5,862,676
5.25%, 09/01/2018	3,000,000	2,968,680
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj., Ser. B, FRN, 0.71%, 09/15/2017	20,000,000	18,700,000
Ser. D, 5.625%, 12/15/2017	10,000,000	10,350,000
Warm Springs Reservation Oregon Confederated Tribes Hydroelectric RB, Ser. B, 6.375%, 11/01/2033	2,000,000	1,986,040

		51,255,945

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 6.3%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	$1,075,000	$1,148,853
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,588,550
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	170,000	170,085
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	7,000,000	7,325,990
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,000,530
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,218,140
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	713,744
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,697,059
6.375%, 06/01/2012, (Insd. by MBIA)	2,900,000	3,062,835
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,160,179
Illinois Fin. Auth. Water Facs. RB, American Water Capital Corp. Proj., 5.25%, 10/01/2039	3,150,000	3,026,016
Lexington, SC Water & Sewer RRB, Ser.A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	512,215
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,399,000
5.50%, 10/01/2025	5,000,000	5,413,950
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	75,000	75,408
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,909
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	12,946,762
Ser. 2009-A, 5.75%, 06/15/2040	10,000,000	10,968,000
Ser. B, 6.00%, 06/15/2033	375,000	388,908
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	2,370,000	2,496,155
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,358,069
Pennsylvania EDA Fin. Water Facs. RB, Pennsylvannia-American Water Co. Proj., 6.20%, 04/01/2039	5,000,000	5,327,600
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvannia, Inc., Ser. A, 5.00%, 10/01/2039	3,000,000	2,973,600
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	410,000	433,731
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,207,012
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,327,635
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,443,301
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.30%, 07/01/2018	1,250,000	1,233,012

		87,063,248

Total Municipal Obligations (cost $1,388,475,889)		1,421,889,606

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø (cost $12,287,927)	12,287,927	$12,287,927

Total Investments (cost $1,400,763,816) 103.7%		1,434,177,533
Other Assets and Liabilities (3.7%)		(51,403,124)

Net Assets 100.0%		$1,382,774,409

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TTFA	Transportation Trust Fund Authority
TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2009:

Texas	11.1%
New York	10.9%
South Carolina	9.5%
New Jersey	7.9%
Florida	7.8%
Virginia	4.5%
Georgia	3.8%
Pennsylvania	3.2%
Colorado	3.2%
Illinois	2.4%
Maryland	2.4%
Utah	2.3%
California	2.2%
Ohio	2.2%
Washington	2.2%
Indiana	1.9%
Connecticut	1.8%
Michigan	1.6%
Alaska	1.5%
District of Columbia	1.4%
Kansas	1.4%
U.S. Virgin Islands	1.4%
Arizona	1.2%
North Carolina	1.1%
Tennessee	1.0%
Delaware	1.0%
Louisiana	0.9%
Massachusetts	0.9%
Oregon	0.6%
Alabama	0.6%
Oklahoma	0.6%
Wisconsin	0.6%
Nevada	0.5%
New Hampshire	0.5%
Wyoming	0.5%
Maine	0.4%
New Mexico	0.4%
Idaho	0.3%
Minnesota	0.3%
Puerto Rico	0.3%
Hawaii	0.2%
Vermont	0.2%
Kentucky	0.1%
Mississippi	0.1%
Missouri	0.1%
South Dakota	0.1%
Non-state specific	0.9%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2009:

AAA	26.6%
AA	33.3%
A	18.1%
BBB	15.9%
NR	6.1%

100.0%

The following table shows the percent of total bonds based on effective maturity as of November 30, 2009:

Less than 1 year	9.0%
1 to 3 year(s)	5.1%
3 to 5 years	6.0%
5 to 10 years	22.5%
10 to 20 years	32.5%
20 to 30 years	20.6%
Greater than 30 years	4.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $1,388,475,889)	$1,421,889,606
Investments in affiliated issuers, at value (cost $12,287,927)	12,287,927

Total investments	1,434,177,533
Receivable for Fund shares sold	222,882
Interest receivable	24,472,862
Prepaid expenses and other assets	274,775

Total assets	1,459,148,052

Liabilities
Dividends payable	2,670,951
Payable for securities purchased	24,784,351
Payable for floating-rate notes issued	45,525,000
Payable for Fund shares redeemed	2,940,064
Interest and fee expense payable	198,759
Advisory fee payable	20,105
Distribution Plan expenses payable	8,754
Due to other related parties	3,692
Accrued expenses and other liabilities	221,967

Total liabilities	76,373,643

Net assets	$1,382,774,409

Net assets represented by
Paid-in capital	$1,431,395,520
Overdistributed net investment income	(1,537,366)
Accumulated net realized losses on investments	(80,497,462)
Net unrealized gains on investments	33,413,717

Total net assets	$1,382,774,409

Net assets consists of
Class A	$852,524,776
Class B	33,382,936
Class C	73,080,662
Class I	423,786,035

Total net assets	$1,382,774,409

Shares outstanding (unlimited number of shares authorized)
Class A	117,793,214
Class B	4,612,793
Class C	10,097,582
Class I	58,554,815

Net asset value per share
Class A	$7.24
Class A — Offering price (based on sales charge of 4.75%)	$7.60
Class B	$7.24
Class C	$7.24
Class I	$7.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (unaudited)

Investment income
Interest	$37,303,356
Income from affiliated issuers	135,248

Total investment income	37,438,604

Expenses
Advisory fee	2,230,571
Distribution Plan expenses
Class A	1,064,495
Class B	191,737
Class C	362,484
Administrative services fee	695,441
Transfer agent fees	392,084
Trustees’ fees and expenses	24,090
Printing and postage expenses	47,427
Custodian and accounting fees	187,987
Registration and filing fees	50,671
Professional fees	58,035
Interest and fee expense	147,447
Other	11,011

Total expenses	5,463,480
Less: Expense reductions	(145)

Net expenses	5,463,335

Net investment income	31,975,269

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(3,960,933)
Net change in unrealized gains or losses on securities in unaffiliated issuers	49,126,303

Net realized and unrealized gains or losses on investments	45,165,370

Net increase in net assets resulting from operations	$77,140,639

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2009 (unaudited)		Year Ended May 31, 2009

Operations
Net investment income		$31,975,269		$75,426,397
Net realized losses on investments		(3,960,933)		(51,704,399)
Net change in unrealized gains or losses on investments		49,126,303		(39,675,310)

Net increase (decrease) in net assets resulting from operations		77,140,639		(15,953,312)

Distributions to shareholders from
Net investment income
Class A		(19,606,952)		(40,261,259)
Class B		(740,590)		(2,111,623)
Class C		(1,396,882)		(2,777,211)
Class I		(10,394,370)		(30,292,147)

Total distributions to shareholders		(32,138,794)		(75,442,240)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,173,328	15,510,299	5,340,785	36,997,823
Class B	93,514	669,809	401,019	2,754,460
Class C	508,931	3,628,229	1,862,232	12,697,772
Class I	3,371,418	24,115,790	5,328,884	36,974,775

		43,924,127		89,424,830

Net asset value of shares issued in reinvestment of distributions
Class A	1,665,209	11,901,319	3,601,536	24,797,474
Class B	62,989	449,657	182,957	1,260,588
Class C	103,885	742,444	219,082	1,507,609
Class I	168,269	1,202,998	421,480	2,909,257

		14,296,418		30,474,928

Automatic conversion of Class B shares to Class A shares
Class A	1,021,641	7,273,324	1,501,577	10,318,294
Class B	(1,021,641)	(7,273,324)	(1,501,577)	(10,318,294)

		0		0

Payment for shares redeemed
Class A	(7,843,754)	(55,872,217)	(22,804,104)	(156,639,204)
Class B	(835,337)	(5,947,087)	(2,429,684)	(16,751,871)
Class C	(689,856)	(4,908,346)	(2,502,144)	(16,996,659)
Class I	(7,774,544)	(55,112,257)	(65,839,669)	(451,738,472)

		(121,839,907)		(642,126,206)

Net decrease in net assets resulting from capital share transactions		(63,619,362)		(522,226,448)

Total decrease in net assets		(18,617,517)		(613,622,000)
Net assets
Beginning of period		1,401,391,926		2,015,013,926

End of period		$1,382,774,409		$1,401,391,926

Overdistributed net investment income		$(1,537,366)		$(1,373,841)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 21, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended November 30, 2009, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2009, EIS received $23,507 from the sale of Class A shares and $9,735, $25,412 and $1,615 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $324,184,723 and $358,377,284, respectively, for the six months ended November 30, 2009.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$1,421,889,606	$0	$1,421,889,606
Short-term investments	12,287,927	0	0	12,287,927

	$12,287,927	$1,421,889,606	$0	$1,434,177,533

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended November 30, 2009, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $45,979,426 (on an annualized basis) and incurred interest and fee expense in the amount of $146,955, representing 0.02% of the Fund’s average daily net assets (on an annualized basis).

At November 30, 2009, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$45,525,000	4.30% – 5.67%	$101,808,133

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $1,400,774,671. The gross unrealized appreciation and depreciation on securities based on tax cost was $57,455,505 and $24,052,643, respectively, with a net unrealized appreciation of $33,402,862.

As of May 31, 2009, the Fund had $49,404,891 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$5,245,107	$940,118	$119,769	$29,604	$57,337	$3,535,007	$13,700,649	$25,777,300

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and elected to defer post-October losses of $25,672,051.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%.

During the six months ended November 30, 2009, the Fund had average borrowings outstanding of $33,712 (on an annualized basis) at an average rate of 1.46% and paid interest of $492.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Municipal Bond Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Municipal Bond Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the principal underwriter for the Fund.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index, and performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564619 rv7 01/2010

Evergreen Short-Intermediate Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

January 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Short-Intermediate Municipal Bond Fund for the six-month period ended November 30, 2009 (the “period”).

The end of September represented the one-year anniversary of the worldwide economic crisis. At that time, all markets, including municipals, were experiencing an unprecedented breakdown of liquidity, extreme volatility, and downward price action. The capital markets eventually started to gradually improve as various government stimulus plans were implemented. Things are looking much better for the municipal market, as we have experienced a substantial recovery in market function and order, with the worst of the recession probably behind us. The municipal market continued to improve throughout the period, pushing yields lower (prices higher) than previous resistance levels and forcing credit spreads even tighter.

This rally was fueled by massive inflows to mutual funds and separately managed accounts. The issuance of Build America Bonds (BABs), which are taxable municipals at the federal level, tax-exempt at the state level, removed significant supply from the traditional tax-exempt municipal market. The introduction of BABs in April had a dramatic effect on the municipal market, and BABs issuance has been steadily growing, directly replacing tax-exempt supply. Issuers of BABs looking for maximum savings on borrowing rates have focused on the long end of the market because the economics favor this part of the yield curve. Consequently, the traditional tax exempt-supply of 20 year and longer bonds was reduced during the period, while the supply/demand imbalance has been further exacerbated.

In equities, the market’s technicals appeared much stronger than its fundamentals throughout most of the period. Fortunately, however, the fundamental picture began to brighten late in the period. Better-than-expected economic data at the end of the period suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been aggressively cutting costs from their expense structures. Yet challenges remain, particularly in the form of housing, the dollar, employment, and credit availability. In addition to these domestic challenges, other global issues may surface, such as the recent credit concerns in Dubai.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary

1

LETTER TO SHAREHOLDERS continued

pressures—the Federal Reserve Board reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of November 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers1:

Mathew M. Kiselak; Lyle J. Fitterer, CFA, CPA; James Randazzo

1	Effective November 1, 2009, Mr. Fitterer became a portfolio manager of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

Class inception date	Class A 1/5/1995	Class B 1/5/1995	Class C 3/27/2002	Class I 11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	3.11%	3.05%	4.05%	N/A

6-month return w/o sales charge	5.46%	5.05%	5.05%	5.57%

Average annual return*

1-year with sales charge	8.00%	7.67%	8.67%	N/A

1-year w/o sales charge	10.54%	9.67%	9.67%	10.76%

5-year	2.79%	2.43%	2.43%	3.46%

10-year	3.55%	2.92%	3.16%	3.95%

Maximum sales charge	2.25% Front-end	2.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital 3-Year Municipal Bond Index (BC3YMBI) and the Consumer Price Index (CPI).

The BC3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,054.64	$4.38
Class B	$1,000.00	$1,050.45	$8.48
Class C	$1,000.00	$1,050.45	$8.48
Class I	$1,000.00	$1,055.69	$3.35
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.81	$4.31
Class B	$1,000.00	$1,016.80	$8.34
Class C	$1,000.00	$1,016.80	$8.34
Class I	$1,000.00	$1,021.81	$3.29

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.65% for Class B, 1.65% for Class C and 0.65% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income	0.18	0.37	0.36	0.34	0.31	0.28
Net realized and unrealized gains or losses on investments	0.34	(0.18)	(0.07)	0	(0.16)	0.01

Total from investment operations	0.52	0.19	0.29	0.34	0.15	0.29

Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.36)	(0.34)	(0.30)	(0.28)

Net asset value, end of period	$9.97	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[1]	5.46%	2.02%	2.95%	3.48%	1.54%	2.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,010	$40,233	$45,812	$41,512	$46,548	$67,719
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[2]	0.82%	0.80%	0.79%	0.79%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.90%[2]	0.87%	0.89%	0.89%	0.89%	0.88%
Net investment income	3.56%[2]	3.90%	3.61%	3.43%	3.07%	2.75%
Portfolio turnover rate	55%	30%	91%	70%	73%	104%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income	0.14 [1]	0.28	0.27	0.26	0.23 [1]	0.20 [1]
Net realized and unrealized gains or losses on investments	0.34	(0.17)	(0.06)	0	(0.16)	0.01

Total from investment operations	0.48	0.11	0.21	0.26	0.07	0.21

Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.28)	(0.26)	(0.22)	(0.20)

Net asset value, end of period	$9.97	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[2]	5.05%	1.20%	2.13%	2.65%	0.72%	2.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,726	$2,240	$4,562	$6,570	$8,017	$12,989
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.65%[3]	1.62%	1.60%	1.59%	1.60%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.65%[3]	1.62%	1.60%	1.59%	1.60%	1.58%
Net investment income	2.79%[3]	3.08%	2.80%	2.62%	2.27%	1.94%
Portfolio turnover rate	55%	30%	91%	70%	73%	104%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income	0.14	0.30	0.28	0.26	0.23	0.20 [1]
Net realized and unrealized gains or losses on investments	0.34	(0.19)	(0.07)	0	(0.16)	0.01

Total from investment operations	0.48	0.11	0.21	0.26	0.07	0.21

Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.28)	(0.26)	(0.22)	(0.20)

Net asset value, end of period	$9.97	$9.63	$9.81	$9.88	$9.88	$10.03

Total return[2]	5.05%	1.20%	2.13%	2.65%	0.72%	2.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,762	$10,496	$7,831	$8,347	$12,691	$18,787
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.65%[3]	1.62%	1.60%	1.59%	1.60%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.65%[3]	1.62%	1.60%	1.59%	1.60%	1.58%
Net investment income	2.75%[3]	3.12%	2.81%	2.62%	2.27%	1.94%
Portfolio turnover rate	55%	30%	91%	70%	73%	104%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.63	$9.81	$9.88	$9.88	$10.03	$10.02

Income from investment operations
Net investment income	0.19	0.39	0.37	0.36	0.33	0.30
Net realized and unrealized gains or losses on investments	0.34	(0.18)	(0.06)	0	(0.16)	0.01

Total from investment operations	0.53	0.21	0.31	0.36	0.17	0.31

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.38)	(0.36)	(0.32)	(0.30)

Net asset value, end of period	$9.97	$9.63	$9.81	$9.88	$9.88	$10.03

Total return	5.57%	2.22%	3.16%	3.68%	1.73%	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,661	$109,470	$186,762	$252,489	$349,187	$439,584
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.65%[1]	0.62%	0.60%	0.59%	0.60%	0.58%
Expenses excluding waivers/reimbursements and expense reductions	0.65%[1]	0.62%	0.60%	0.59%	0.60%	0.58%
Net investment income	3.77%[1]	4.08%	3.80%	3.62%	3.27%	2.94%
Portfolio turnover rate	55%	30%	91%	70%	73%	104%

1	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 1.5%
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	$3,000,000	$3,003,930

COMMUNITY DEVELOPMENT DISTRICT 4.6%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,227,000	1,207,847
5.20%, 07/01/2013	1,297,000	1,256,521
5.30%, 07/01/2014	1,467,000	1,409,831
5.40%, 07/01/2015	1,047,000	990,420
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	396,000	396,467
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,532,655
4.70%, 09/01/2012 +	1,755,000	1,031,870
5.00%, 09/01/2013 +	2,215,000	1,093,324

		8,918,935

CONTINUING CARE RETIREMENT COMMUNITY 4.2%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	320,000	327,584
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,342,050
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,024,610
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	500,000	516,325
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	1,023,250
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,944,410

		8,178,229

EDUCATION 4.8%
Clark Cnty., WA RRB, Sch. Distrist No. 114 Proj., 5.25%, 12/01/2012	5,000,000	5,602,750
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,114,860
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,659,765
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,067,850

		9,445,225

ELECTRIC REVENUE 3.8%
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	2,000,000	2,189,560
Michigan Strategic Fund Ltd. Obl. RRB, Detroit Edison Co. Exempt Facs. Proj., Ser. 2009CT, FRN, 3.05%, 08/01/2024	3,000,000	3,017,880
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	2,255,000	2,307,947

		7,515,387

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 4.1%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	$1,870,000	$1,930,120
Puerto Rico Sales Tax Fin. Corp. GO, Ser. A, 5.00%, 08/01/2039	5,000,000	5,196,050
Virgin Islands Pub. Fin. Auth. GO, Ser. A, 6.00%, 10/01/2014	1,000,000	1,039,800

		8,165,970

HOSPITAL 17.3%
Arizona Hlth. Facs. Auth. RB:
Catholic Healthcare West Proj., Ser. E, 5.00%, 07/01/2029	2,570,000	2,719,369
Phoenix Children’s Hosp. Proj., Ser. B, 1.13%, 02/01/2042	3,000,000	2,528,250
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Proj.:
Ser. 2009B, 5.00%, 07/01/2039	2,000,000	2,165,380
Ser. C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,082,180
Florida Halifax Hosp. Med. Ctr. RB, Ser. A, 5.25%, 06/01/2016	1,000,000	1,053,280
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,113,360
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,917,285
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	3,247,500
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,631,595
Ser. F, 5.50%, 11/15/2010	865,000	904,167
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN, 5.25%, 01/15/2047	3,000,000	3,200,250
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	540,015
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	895,696
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. RB, Baptist Mem. Hlth. Proj., 5.00%, 09/01/2015	2,750,000	2,970,990
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Healthcare, Inc., Ser. B, 4.75%, 08/15/2025	3,000,000	3,021,750

		33,991,067

HOUSING 11.8%
California HFA RB, Home Mtge. Proj.:
Ser. B, 2.75%, 02/01/2016	5,000,000	5,000,000
Ser. F, 1.95%, 02/01/2038	3,000,000	3,000,000
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,100,000	2,140,887
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	395,000	403,500
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	380,000	381,060
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 564, 1.82%, 07/01/2047, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	227,801
Ser. C-2, 5.40%, 04/01/2031	330,000	339,788

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	$20,000	$20,433
Ser. J, 4.70%, 07/01/2030	445,000	448,106
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	275,000	278,990
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	2,695,000	2,759,923
Utah Hsg. Fin. Agcy. SFHRB, Ser. 2005E, FRN, 3.45%, 01/01/2037	5,000,000	5,000,000
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	195,000	202,059

		23,202,547

INDUSTRIAL DEVELOPMENT REVENUE 20.9%
Appling Cnty., GA Dev. Auth. PCRRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,074,120
Burke Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,111,180
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	4,034,640
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,207,825
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,012,270
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,136,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,011,820
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	4,040,840
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,783,908
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,051,450
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Pwr. Co., Ser. A, 3.875%, 12/01/2038	2,000,000	2,040,600
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	5,381,000
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,514,190
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	3,000,000	3,137,430
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,503,075

		41,040,348

MISCELLANEOUS REVENUE 3.6%
Kentucky Asset/Liability Cmnty. Agcy. RB, Fed. Hwy. Proj., First Series, 5.00%, 09/01/2015	3,000,000	3,428,640
Michigan Muni. Bond Auth. RB, State Aid Notes, Ser. D, 9.50%, 08/20/2010	1,000,000	999,160
Tennessee Energy Acquisition Corp. RB, Ser. C, 5.00%, 02/01/2015	2,375,000	2,512,988

		6,940,788

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 2.7%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	$5,000,000	$5,311,950

PRE-REFUNDED 1.4%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	185,000	196,505
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	135,000	141,545
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,214,108
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	195,000	201,172

		2,753,330

RESOURCE RECOVERY 1.5%
Beaver Cnty., PA IDA PCRRB, FirstEnergy Generation Corp. Proj., Ser. 2008-B, 3.00%, 10/01/2047	3,000,000	3,012,000

SALES TAX 1.4%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,669,040
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	506,835
5.00%, 06/01/2014	500,000	528,860

		2,704,735

SPECIAL TAX 4.9%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	1,100,000	1,118,898
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,000,000	4,200,360
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	4,165,000	4,280,995

		9,600,253

TRANSPORTATION 0.8%
Kansas Dept. of Hwy. Trans. RRB, Ser. A, 5.00%, 09/01/2016	1,250,000	1,465,050

UTILITY 8.3%
Lakeland, FL Energy Sys. RRB, FRN, 1.38%, 10/01/2014	3,000,000	3,006,000
Philadelphia, PA Gas Works RRB, Ser. 8-A, 5.00%, 08/01/2015	2,000,000	2,094,140
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj.:
Ser. A, 5.00%, 12/15/2015	1,205,000	1,233,089
Ser. B, FRN, 0.87%, 09/15/2017	5,000,000	4,675,000
Ser. D, 5.625%, 12/15/2017	5,000,000	5,175,000

		16,183,229

Total Municipal Obligations (cost $189,986,152)		191,432,973

SHORT-TERM INVESTMENTS 3.8%
COMMERCIAL PAPER 2.0%
INDUSTRIAL DEVELOPMENT REVENUE 2.0%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 1.55%, 12/04/2009	4,000,000	4,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø	3,520,198	$3,520,198

Total Short-Term Investments (cost $7,520,198)		7,520,198

Total Investments (cost $197,506,350) 101.4%		198,953,171
Other Assets and Liabilities (1.4%)		(2,793,176)

Net Assets 100.0%		$196,159,995

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDA	Community Development Authority
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2009:

Texas	10.4%
Arizona	6.3%
Michigan	5.7%
South Carolina	5.4%
Indiana	5.2%
Washington	4.3%
California	4.1%
Georgia	3.8%
Nevada	3.2%
Pennsylvania	3.1%
Colorado	3.0%
Florida	2.9%
Kansas	2.9%
Tennessee	2.8%
Puerto Rico	2.7%
Oklahoma	2.7%
Virgin Islands	2.6%
Virginia	2.6%
Utah	2.5%
Illinois	2.5%
New York	2.4%
Missouri	2.1%
Alabama	2.0%
Louisiana	2.0%
Kentucky	1.7%
Wisconsin	1.6%
West Virginia	1.6%
Delaware	1.5%
South Dakota	1.4%
District of Columbia	1.1%
Ohio	1.0%
Iowa	0.5%
Oregon	0.2%
Maryland	0.2%
Maine	0.2%
Non-state specific	1.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2009:

AAA	15.8%
AA	26.0%
A	24.4%
BBB	21.5%
NR	12.3%

100.0%

The following table shows the percent of total bonds based on effective maturity as of November 30, 2009:

Less than 1 year	20.0%
1 to 3 year(s)	15.3%
3 to 5 years	33.9%
5 to 10 years	30.8%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $193,986,152)	$195,432,973
Investments in affiliated issuers, at value (cost $3,520,198)	3,520,198

Total investments	198,953,171
Receivable for Fund shares sold	523,559
Interest receivable	2,447,909
Prepaid expenses and other assets	30,192

Total assets	201,954,831

Liabilities
Dividends payable	281,745
Payable for securities purchased	5,311,719
Payable for Fund shares redeemed	156,582
Advisory fee payable	979
Due to other related parties	944
Accrued expenses and other liabilities	42,867

Total liabilities	5,794,836

Net assets	$196,159,995

Net assets represented by
Paid-in capital	$206,270,143
Overdistributed net investment income	(139,677)
Accumulated net realized losses on investments	(11,417,292)
Net unrealized gains on investments	1,446,821

Total net assets	$196,159,995

Net assets consists of
Class A	$47,010,340
Class B	1,726,097
Class C	13,762,419
Class I	133,661,139

Total net assets	$196,159,995

Shares outstanding (unlimited number of shares authorized)
Class A	4,715,955
Class B	173,145
Class C	1,380,600
Class I	13,408,215

Net asset value per share
Class A	$9.97
Class A — Offering price (based on sales charge of 2.25%)	$10.20
Class B	$9.97
Class C	$9.97
Class I	$9.97

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (unaudited)

Investment income
Interest	$3,910,687
Income from affiliated issuers	73,928

Total investment income	3,984,615

Expenses
Advisory fee	361,142
Distribution Plan expenses
Class A	52,939
Class B	9,779
Class C	60,215
Administrative services fee	90,285
Transfer agent fees	36,835
Trustees’ fees and expenses	3,082
Printing and postage expenses	12,665
Custodian and accounting fees	26,601
Registration and filing fees	31,145
Professional fees	18,950
Other	3,450

Total expenses	707,088
Less: Expense reductions	(18)
Expense reimbursements	(10,588)

Net expenses	696,482

Net investment income	3,288,133

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(44,756)
Net change in unrealized gains or losses on securities in unaffiliated issuers	6,471,171

Net realized and unrealized gains or losses on investments	6,426,415

Net increase in net assets resulting from operations	$9,714,548

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2009 (unaudited)		Year Ended May 31, 2009

Operations
Net investment income		$3,288,133		$7,952,664
Net realized losses on investments		(44,756)		(2,563,742)
Net change in unrealized gains or losses on investments		6,471,171		(3,609,838)

Net increase in net assets resulting from operations		9,714,548		1,779,084

Distributions to shareholders from
Net investment income
Class A		(782,695)		(1,679,011)
Class B		(28,578)		(99,512)
Class C		(173,796)		(276,268)
Class I		(2,428,499)		(5,784,725)

Total distributions to shareholders		(3,413,568)		(7,839,516)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,066,876	10,490,172	1,339,146	12,762,656
Class B	17,145	168,765	132,289	1,268,752
Class C	502,674	4,949,283	592,453	5,592,997
Class I	5,448,236	53,504,119	1,791,854	17,306,118

		69,112,339		36,930,523

Net asset value of shares issued in reinvestment of distributions
Class A	61,339	603,183	132,762	1,264,948
Class B	2,240	21,996	7,565	72,202
Class C	10,629	104,607	16,501	157,014
Class I	72,614	716,070	101,839	972,333

		1,445,856		2,466,497

Automatic conversion of Class B shares to Class A shares
Class A	49,008	479,579	132,710	1,264,244
Class B	(49,008)	(479,579)	(132,710)	(1,264,244)

		0		0

Payment for shares redeemed
Class A	(641,295)	(6,249,774)	(2,094,862)	(19,818,241)
Class B	(29,943)	(293,039)	(239,484)	(2,293,819)
Class C	(223,157)	(2,198,321)	(316,791)	(3,001,710)
Class I	(3,486,007)	(34,397,381)	(9,559,799)	(90,750,617)

		(43,138,515)		(115,864,387)

Net increase (decrease) in net assets resulting from capital share transactions		27,419,680		(76,467,367)

Total increase (decrease) in net assets		33,720,660		(82,527,799)
Net assets
Beginning of period		162,439,335		244,967,134

End of period		$196,159,995		$162,439,335

Overdistributed net investment income		$(139,677)		$(14,242)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 21, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase. For the six months ended November 30, 2009, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2009, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $10,588.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended November 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2009, EIS received $3,863 from the sale of Class A shares and $5,390, $1,991 and $2,048 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $118,560,354 and $94,501,340, respectively, for the six months ended November 30, 2009.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$191,432,973	$0	$191,432,973
Short-term investments	3,520,198	4,000,000	0	7,520,198

	$3,520,198	$195,432,973	$0	$198,953,171

Further details on the major security types listed above can be found in the Schedule of Investments.

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $197,506,350. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,240,051 and $2,793,230, respectively, with a net unrealized appreciation of $1,446,821.

As of May 31, 2009, the Fund had $10,075,998 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015	2016	2017

$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935	$1,072,424	$1,267,204

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and elected to defer post-October losses of $1,296,538.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended November 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENTS

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Short-Term Municipal Bond Fund, a series of Wells Fargo Funds Trust, will

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Short-Term Municipal Bond Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010.

Effective January 4, 2010, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the principal underwriter for the Fund.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Short-Intermediate Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or lo nger-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds,

29

ADDITIONAL INFORMATION (unaudited) continued

their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Three-Year Municipal Bond Index, and performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods, except that the Fund’s Class A shares performed in the fourth quintile for the ten-year period ended December 31, 2008. The Trustees noted that they had recently discussed the performance of this Fund with EIMC, and that EIMC has taken steps to impr ove the Fund’s performance, including the appointment of a new portfolio manager in December 2007. They observed that the limited period of time that had elapsed since EIMC’s actions limited the Trustees’ ability to evaluate the success of those changes. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the Fund’s advisory agreement.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

32

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

33

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564620 rv7 01/2010

Evergreen Strategic Municipal Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.

Effective 1/4/10, Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

January 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Strategic Municipal Bond Fund for the six-month period ended November 30, 2009 (the “period”).

The end of September represented the one-year anniversary of the worldwide economic crisis. At that time, all markets, including municipals, were experiencing an unprecedented breakdown of liquidity, extreme volatility, and downward price action. The capital markets eventually started to gradually improve as various government stimulus plans were implemented. Things are looking much better for the municipal market, as we have experienced a substantial recovery in market function and order, with the worst of the recession probably behind us. The municipal market continued to improve throughout the period, pushing yields lower (prices higher) than previous resistance levels and forcing credit spreads even tighter.

This rally was fueled by massive inflows to mutual funds and separately managed accounts. The issuance of Build America Bonds (BABs), which are taxable municipals at the federal level, tax-exempt at the state level, removed significant supply from the traditional tax-exempt municipal market. The introduction of BABs in April had a dramatic effect on the municipal market, and BABs issuance has been steadily growing, directly replacing tax-exempt supply. Issuers of BABs looking for maximum savings on borrowing rates have focused on the long end of the market because the economics favor this part of the yield curve. Consequently, the traditional tax exempt-supply of 20 year and longer bonds was reduced during the period, while the supply/demand imbalance has been further exacerbated.

In equities, the market’s technicals appeared much stronger than its fundamentals throughout most of the period. Fortunately, however, the fundamental picture began to brighten late in the period. Better-than-expected economic data at the end of the period suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been aggressively cutting costs from their expense structures. Yet challenges remain, particularly in the form of housing, the dollar, employment, and credit availability. In addition to these domestic challenges, other global issues may surface, such as the recent credit concerns in Dubai.

Despite increasing concerns on the part of global investors that record-low interest rates might fuel excessive speculation and cause asset-price bubbles—escalating inflationary

1

LETTER TO SHAREHOLDERS continued

pressures—the Federal Reserve Board reiterated its commitment at the beginning of November to maintain an accommodative stance for an “extended period.” Mindful of investors’ fears, however, monetary policymakers also indicated that, while the chances of such developments were “relatively low, they would remain alert to these risks.”

Against this backdrop of mixed but largely improving trends, the investment managers of Evergreen’s national municipal bond funds paid careful attention to risk, focusing on the underlying quality of investments while carefully assessing interest rate trends and the supply and demand forces. The team supervising Evergreen Municipal Bond Fund invested in the municipal market in general, with a focus on investment grade securities in particular, with the flexibility to invest in bonds of different maturities. The management of Evergreen High Income Municipal Bond Fund focused on income, specifically lower investment grade securities. The teams managing Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund emphasized bonds with limited maturities and less exposure to changes in interest rates. Meanwhile, the management team of Evergreen Strategic Municipal Bond Fund sought to limit risk by investing primarily in shorter-maturity municipal securities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of November 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Stamper Capital & Investments, Inc.

Portfolio Manager:

B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-2.16%	-2.65%	1.34%	N/A

6-month return w/o sales charge	2.73%	2.35%	2.34%	2.86%

Average annual return*

1-year with sales charge	1.82%	1.12%	5.10%	N/A

1-year w/o sales charge	6.90%	6.12%	6.10%	7.17%

5-year	2.36%	2.24%	2.60%	3.63%

10-year	3.51%	3.26%	3.26%	4.30%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Barclays Capital Municipal Bond Index (BCMBI) and the Consumer Price Index (CPI).

The BCMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The value of municipal securities may be more sensitive to certain adverse conditions than other fixed income securities. Certain municipal securities may be highly illiquid. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of November 30, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	6/1/2009	11/30/2009	During Period*

Actual
Class A	$1,000.00	$1,027.29	$5.03
Class B	$1,000.00	$1,023.48	$8.83
Class C	$1,000.00	$1,023.42	$8.83
Class I	$1,000.00	$1,028.57	$3.81
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.10	$5.01
Class B	$1,000.00	$1,016.34	$8.80
Class C	$1,000.00	$1,016.34	$8.80
Class I	$1,000.00	$1,021.31	$3.80

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.74% for Class B, 1.74% for Class C and 0.75% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.59	$8.70	$8.78	$8.75	$8.74	$8.65

Income from investment operations
Net investment income	0.14	0.31	0.33	0.32	0.25	0.23
Net realized and unrealized gains or losses on investments	0.10	(0.11)	(0.08)	0.01	0.01	0.09

Total from investment operations	0.24	0.20	0.25	0.33	0.26	0.32

Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.33)	(0.30)	(0.25)	(0.23)

Net asset value, end of period	$8.69	$8.59	$8.70	$8.78	$8.75	$8.74

Total return[1]	2.73%	2.54%	2.90%	3.86%	2.99%	3.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$367,373	$333,901	$287,472	$286,672	$356,937	$449,312
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[2]	1.01%	1.01%	1.00%	0.98%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.99%[2]	1.01%	1.05%	1.05%	1.03%	1.02%
Net investment income	3.22%[2]	3.64%	3.76%	3.60%	2.86%	2.64%
Portfolio turnover rate	24%	53%	59%	55%	65%	63%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.57	$8.68	$8.76	$8.73	$8.72	$8.63

Income from investment operations
Net investment income	0.11 [1]	0.25 [1]	0.25	0.25 [1]	0.18	0.17 [1]
Net realized and unrealized gains or losses on investments	0.10	(0.11)	(0.07)	0.02	0.02	0.09

Total from investment operations	0.21	0.14	0.18	0.27	0.20	0.26

Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.26)	(0.24)	(0.19)	(0.17)

Net asset value, end of period	$8.67	$8.57	$8.68	$8.76	$8.73	$8.72

Total return[2]	2.35%	1.78%	2.13%	3.09%	2.27%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,762	$31,991	$50,872	$78,158	$104,034	$141,000
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.74%[3]	1.76%	1.76%	1.75%	1.72%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.74%[3]	1.76%	1.76%	1.75%	1.72%	1.72%
Net investment income	2.51%[3]	2.91%	3.02%	2.85%	2.11%	1.92%
Portfolio turnover rate	24%	53%	59%	55%	65%	63%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.62	$8.73	$8.81	$8.78	$8.77	$8.68

Income from investment operations
Net investment income	0.11	0.24	0.27	0.25	0.19	0.17
Net realized and unrealized gains or losses on investments	0.10	(0.10)	(0.08)	0.02	0.01	0.09

Total from investment operations	0.21	0.14	0.19	0.27	0.20	0.26

Distributions to shareholders from
Net investment income	(0.11)	(0.25)	(0.27)	(0.24)	(0.19)	(0.17)

Net asset value, end of period	$8.72	$8.62	$8.73	$8.81	$8.78	$8.77

Total return[1]	2.34%	1.78%	2.13%	3.09%	2.27%	3.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$127,625	$109,379	$88,638	$93,474	$120,178	$165,623
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.74%[2]	1.76%	1.76%	1.75%	1.72%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.74%[2]	1.76%	1.76%	1.75%	1.72%	1.72%
Net investment income	2.46%[2]	2.88%	3.01%	2.85%	2.11%	1.92%
Portfolio turnover rate	24%	53%	59%	55%	65%	63%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2009 (unaudited)	Year Ended May 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.59	$8.70	$8.78	$8.75	$8.74	$8.65

Income from investment operations
Net investment income	0.15	0.33	0.35	0.34	0.27	0.25
Net realized and unrealized gains or losses on investments	0.10	(0.10)	(0.08)	0.02	0.01	0.10

Total from investment operations	0.25	0.23	0.27	0.36	0.28	0.35

Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.35)	(0.33)	(0.27)	(0.26)

Net asset value, end of period	$8.69	$8.59	$8.70	$8.78	$8.75	$8.74

Total return	2.86%	2.80%	3.16%	4.13%	3.30%	4.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$173,153	$73,002	$72,118	$48,449	$37,794	$25,322
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%[1]	0.76%	0.76%	0.75%	0.72%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.75%[1]	0.76%	0.76%	0.75%	0.72%	0.72%
Net investment income	3.43%[1]	3.89%	4.01%	3.86%	3.09%	2.94%
Portfolio turnover rate	24%	53%	59%	55%	65%	63%

1	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 88.0%
AIRPORT 8.0%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,055,850
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,100,584
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,744,151
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,028,880
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	340,041
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	9,071,959
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	435,270
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,067,423
Ser. B, 5.25%, 07/01/2014	350,000	350,648
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,544,649
6.00%, 07/01/2012	3,960,000	3,991,324
Ser. B, 5.25%, 07/01/2015	1,250,000	1,251,862
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,453,592
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	758,723
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,436,310
5.25%, 09/01/2012	1,535,000	1,481,797
5.25%, 09/01/2013	1,610,000	1,546,083
5.75%, 09/01/2016	250,000	236,305
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	4,605,479
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,255,121
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	65,000	65,161

		54,821,212

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	355,000	359,597
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,066,261
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,032,790
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	420,000	348,050
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,135,000	3,252,562

		15,059,260

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 0.8%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	$55,000	$55,010
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	290,000	290,957
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,507
Ser. D, 5.375%, 03/01/2010	200,000	200,676
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	85,000	85,282
Ser. C:
5.25%, 10/01/2013	100,000	100,307
5.375%, 10/01/2016	500,000	500,740
5.40%, 10/01/2022	700,000	700,406
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,260
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,052,908
Illinois Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund, Univ. Ctr. Proj., 6.00%, 05/01/2022	1,000,000	1,130,710
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	405,000	409,346
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	3,030
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	435,000	458,164

		5,358,303

GENERAL OBLIGATION – LOCAL 5.3%
Aldine, TX Independent Sch. Dist. Pre-Refunded GO, 5.00%, 02/15/2026	1,000,000	1,055,330
Butler Cnty., OH GO, 5.25%, 12/01/2022	2,140,000	2,430,719
Chicago, IL GO, Ser. A, 5.625%, 01/01/2039	3,550,000	3,996,306
Cook Cnty., Il Refunding GO, Ser. A, 5.00%, 11/15/2022	7,945,000	8,011,023
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,756,055
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	169,389
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,300,000	1,304,537
5.25%, 09/01/2019	500,000	501,570
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	777,000
Jackson Tonwship, NJ Sch. Dist. GO, 5.00%, 04/15/2018	3,090,000	3,398,444
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	88,840
McGuffey, PA Sch. Dist. GO, 5.125%, 08/01/2031	1,000,000	1,074,870
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	170,000	175,710
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,514
Metropolitan Park Dist. of Tacoma GO, 6.00%, 12/01/2018	1,075,000	1,190,165
Montabella, MI Cmnty. Sch. Dist. GO, 4.85%, 05/01/2010	100,000	101,858
New York, NY GO:
Ser. A:
5.20%, 08/01/2010, (Insd. by FSA)	225,000	227,002
5.25%, 08/01/2010	200,000	200,810

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY GO:
Ser. D:
5.50%, 08/01/2010, (Insd. by FSA)	$30,000	$30,125
5.50%, 08/01/2010	105,000	105,016
Ser. J, 5.35%, 08/01/2012	85,000	85,749
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,300
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,575
Orleans Parish, LA Parishwide Sch. Dist. GO, Ser. A:
4.85%, 09/01/2010	605,000	606,016
5.125%, 09/01/2018	100,000	99,262
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,680
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	202,112
4.875%, 09/01/2011, (Insd. by FSA)	175,000	176,808
Shawnee Cnty., KS GO, 5.25%, 09/01/2017	1,660,000	1,857,274
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,658
Springfield, MA GO, 5.50%, 08/01/2014	1,500,000	1,636,485
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,003,540
Williamson Cnty., TN GO, 5.25%, 03/01/2016	1,000,000	1,012,510
Wyandotte Cnty., KS Sch. 500 Dist. Refunding GO, 5.00%, 09/01/2020	1,715,000	1,903,701
Wylie, TX Independent Sch. Dist. RRB GO, 0.00%, 08/15/2016 ¤	250,000	176,337

		36,142,290

GENERAL OBLIGATION – STATE 8.5%
California GO:
6.00%, 08/01/2014	755,000	759,198
6.25%, 10/01/2019	15,000	15,100
Ser. BW, 4.95%, 12/01/2011	175,000	175,294
Connecticut GO:
5.65%, 03/15/2012	270,000	271,088
Ser. A, 5.375%, 04/15/2017	2,320,000	2,573,205
Florida Board of Ed. Capital Outlay Refunding GO:
Ser. A, 5.50%, 06/01/2018	9,795,000	10,481,532
Ser. B, 5.50%, 06/01/2017	5,000,000	5,372,200
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	351,144
Florida Trans. Right of Way GO, Ser. A, 4.75%, 07/01/2024	2,500,000	2,528,125
Georgia GO:
Ser. B, 5.75%, 08/01/2012	2,000,000	2,260,940
Ser. C, 6.00%, 07/01/2012	2,000,000	2,066,340
Ser. D, 5.00%, 08/01/2014	2,880,000	3,195,562
Illinois GO:
5.125%, 12/01/2010	800,000	803,112
5.125%, 03/01/2011	400,000	405,444

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Illinois GO:
5.125%, 04/01/2023	$19,715,000	$19,873,114
5.15%, 07/01/2015	145,000	145,470
5.25%, 07/01/2022	150,000	150,456
Massachusetts GO, Conservative Loan, Ser. B, 5.70%, 06/01/2019	1,255,000	1,289,211
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,003,900
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	201,310
Texas Public Fin. Auth GO, Ser. A, 5.375%, 10/01/2016	2,540,000	2,747,620
Wisconsin GO, Ser. A, 5.50%, 05/01/2011	2,000,000	2,043,560

		58,712,925

HOSPITAL 5.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,011,870
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,299
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	315,000	321,061
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,816
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,228
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	174,687
Illinois Hlth. Facs. Auth. RRB:
Sinai Hlth. Proj., 5.00%, 08/15/2024	6,400,000	6,481,600
Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,380,119
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,729,214
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	405,887
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl., 5.75%, 11/15/2011	750,000	752,258
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,095,000	1,100,584
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	2,510,000	2,519,438
5.25%, 07/01/2014	2,000,000	2,004,020
Minneapolis, MN Hlth. Care Sys. RB, Ser. A, 6.00%, 11/15/2023	4,850,000	5,569,691
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	2,905,000	2,911,565
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	470,000	485,646
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	425,000	433,394
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,500,000	3,761,135

		35,528,512

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 14.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	$120,000	$122,324
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	175,000	176,001
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,155,000	1,157,656
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,560,000	28,860
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	3,610,000	3,858,837
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,745,000	2,849,996
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	150,000	104,576
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	100,869
5.95%, 08/01/2028	390,000	390,070
Ser. B, 6.15%, 08/01/2022	160,000	160,173
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	220,238
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	200,000	205,600
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	60,000	60,469
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	260,000	265,652
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,280,000	1,367,706
Colorado HFA SFHRB, 0.00%, 11/01/2029 ¤	1,940,000	624,758
Colorado Hsg. & Fin. Auth. RB, Ser. E-2, 7.00%, 02/01/2030	1,040,000	1,066,395
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	575,000	607,787
Connecticut HFA RB, Hsg. Mtge. Fin. Program:
Ser. A-2, 5.10%, 11/15/2018	85,000	85,033
Ser. C-3, 3.70%, 11/15/2010	500,000	511,775
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	976,000	1,016,026
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	280,000	289,542
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,004
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	67,500	67,681
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,579,105
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,315,000	598,173
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,004,960
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	100,037
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	185,936
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,592
Fontana, CA Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,287,525
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	334,953
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	40,000	40,292
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	9,440,000	9,446,325
Illinois Hsg. Dev. Auth. MHRB, 4.125%, 10/20/2016	360,000	355,738
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	63,961

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Los Angeles, CA MHRB:
Colorado Terrace LP Proj., Ser. H, 4.35%, 11/20/2012	$310,000	$319,204
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,850,000	1,888,868
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	145,000	148,007
Ser. B-2, 5.55%, 06/01/2019	570,000	588,371
Ser. C, 6.30%, 06/01/2020	395,000	403,192
Ser. C-1, 5.60%, 12/01/2017	390,000	403,209
Home Owner, Ser. C-2, 5.55%, 06/01/2035	250,000	257,600
Maine Hsg. Auth Mtge. RB, Ser. C, 5.45%, 11/15/2023	1,920,000	1,921,325
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	135,000	144,319
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,020,000	4,253,602
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	450,011
Ser. D, 5.375%, 09/01/2024	500,000	503,115
Massachusetts Hsg. Fin. Agcy. RB, Unrefunded Balance, Ser. E, 6.05%, 07/01/2020	60,000	60,009
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,350,000	3,373,014
Massachusetts Hsg. Fin. Agcy. RRB, Ser. D, 4.625%, 12/01/2026	720,000	679,860
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	203,526
Michigan HDA MHRB, Ctr. Line, Ser. A:
4.00%, 04/20/2010	295,000	296,708
4.15%, 04/20/2011	320,000	324,778
Michigan HDA SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	670,131
Ser. C, 5.00%, 12/01/2015	2,000,000	2,012,660
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin., Ser. I, 5.00%, 07/01/2021	1,290,000	1,307,505
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	175,000	178,763
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	2,755,000	2,823,462
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,238
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	82,712
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,074
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	460,355
Ser. E, 4.65%, 07/01/2014	340,000	348,561
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	325,059
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U:
3.75%, 04/01/2010	460,000	461,854
3.80%, 10/01/2010	470,000	474,681
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,040
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	1,105,000	1,121,531

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Auth. MHRRB, Security Assisted, Ser. A, 5.65%, 07/01/2010	$775,000	$777,930
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	315,000	315,384
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 4.20%, 07/01/2011	520,000	528,450
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	105,000	110,191
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	18,230,000	19,322,159
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	20,000	12,808
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	465,000	124,750
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,185,000	1,224,887
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	1,600,000	1,643,536
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	245,000	76,673
Ser. 67-A, 5.40%, 10/01/2024	1,040,000	1,066,738
Ser. 68-A, 6.05%, 10/01/2028	3,400,000	3,402,006
Ser. 70-A, 4.90%, 10/01/2010	400,000	400,768
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 72-A, 5.25%, 04/01/2021	4,250,000	4,258,797
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,755,000	6,218,738
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,030
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	200,262
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	135,285
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	175,000	176,290
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	910,000	817,699
Virginia HDA RB, Rental Hsg., Ser. B, 5.625%, 08/01/2011	1,095,000	1,111,808
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	104,898

		99,429,056

INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,178,444
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,290,000	1,305,222
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	250,017
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	85,000	83,628
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	200,136
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	700,000	344,099
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	305,000	305,729
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	3,900,000	3,904,836
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,633,498

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	$155,000	$57,350
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	61,050
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease, Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,600,201
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,431,082
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,646

		22,796,938

LEASE 0.1%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	666,170
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	203,336

		869,506

MISCELLANEOUS REVENUE 2.0%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	469,360
California Statewide CDA RB, SAVRS, 0.73%, 05/15/2029 + ☐	1,350,000	1,282,500
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,585
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,062,920
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020 +	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	4,000,000	3,981,480
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,544
Massachusetts Federal Hwy. RB, Ser. B, 5.125%, 12/15/2012	1,855,000	1,861,493
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,396
8.625%, 11/01/2016	125,000	125,581
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	501,805
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,254,350
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	100,192
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,316
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Retirement Facs., Ser. A-1, 5.25%, 09/20/2023	175,000	180,894

		13,498,416

PORT AUTHORITY 0.4%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,685
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,890
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,264,452

		3,112,027

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.5%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	$365,000	$365,058
Long Island Power Auth. RB, NY Elec. Power Sys. Proj., 5.25%, 04/01/2010	325,000	327,873
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,447
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	787,237
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,285,000	1,287,429
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,556

		3,639,600

PRE-REFUNDED 27.4%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	116,028
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	100,013
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2020	1,000,000	1,113,390
Avon, IN Two Thousand Sch. Bldg. Corp. RB, First Mtge., 5.30%, 07/15/2019	1,225,000	1,291,713
Baltimore, MD RRB, Water Proj., Ser. A, 5.50%, 07/01/2026	2,000,000	2,239,560
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,317,927
Chicago, IL Pub. Bldg. Comml. Bldg. RB, Chicago Transit Auth., 5.25%, 03/01/2014	2,750,000	3,117,207
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,115
Colorado Dept. of Trans. RB, 6.00%, 06/15/2011	8,935,000	9,253,533
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives, 5.25%, 09/01/2021	1,000,000	1,079,120
Commonwealth of Puerto Rico Infrasructure Fin. Auth., Ser. A, 5.375%, 10/01/2024	350,000	368,463
Dallas, TX Water Works & Sewer Sys. RB:
5.00%, 10/01/2020	4,700,000	5,311,940
5.00%, 10/01/2021	4,520,000	5,108,504
Dayton, OH Arpt. RRB, James M Cox Dayton Intl., 5.35%, 12/01/2009	500,000	500,070
Denver, CO City & Cnty. Arpt. RB:
Ser. B, 5.50%, 11/15/2033	10,000,000	11,638,400
Ser. C, 6.125%, 11/15/2025	115,000	115,305
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	90,000	90,098
Greenville Cnty., SC Sch. Dist. RB, 5.50%, 12/01/2028	18,075,000	20,687,199
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	370,000	395,334
Hawaii Hwy. RB, 5.375%, 07/01/2018	3,380,000	3,638,300
Illinois Dev. Fin. Auth. RB, Midwestern Univ., Ser. B, 6.00%, 05/15/2021	1,450,000	1,572,220
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	511,650
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,016,883
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	326,167
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	12,225,000	12,840,284
Lincoln, NE Elec. Sys. RB, 5.25%, 09/01/2016	4,400,000	4,758,600
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	70,000	70,389
Tax Allocation, Ser. G, 6.75%, 07/01/2010	190,000	191,731

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Maricopa Cnty., AZ Hosp. RB, St. Lukes Hosp. Med. Ctr. Proj., 8.75%, 02/01/2010	$135,000	$136,743
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,157,934
6.50%, 08/15/2032	5,000,000	5,743,950
Mesa, AZ IDRB, Discovery Hlth. Sys., Ser. A, 5.625%, 01/01/2019	400,000	405,828
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	130,454
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	104,090
Michigan Bldg. Auth. RRB, Facs. Program, Ser. III, 5.375%, 10/15/2014	5,000,000	5,628,700
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	302,508
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	510,000	511,989
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,118,950
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,853,754
New Jersey EDA RB, Sch. Facs. Construction, Ser. C, 5.00%, 06/15/2016	3,740,000	4,134,607
New Jersey Trans. Trust Fund Auth. RB, Ser. C:
5.25%, 06/15/2013	7,465,000	8,551,381
5.50%, 06/15/2015	11,595,000	13,382,833
5.50%, 06/15/2022	3,000,000	3,462,570
5.50%, 06/15/2023	1,000,000	1,154,190
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	401,628
Ocean Township, NJ Sewer Auth. RB, 6.25%, 12/01/2010	280,000	296,657
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl. Hlth. Care, 5.75%, 12/01/2032	2,000,000	2,278,600
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	366,450
Palm Beach Cnty., FL Sch. Board COP, Ser. A, 6.00%, 08/01/2018	5,000,000	5,240,350
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	276,895
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	509,370
Portland, OR Sewer Sys. RB, Ser. A:
5.75%, 08/01/2019	1,000,000	1,036,620
5.75%, 08/01/2020	1,250,000	1,295,775
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	111,089
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,365,937
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,018,542
Sayre, PA Hlth. Care Facs. Auth. RB, Guthrie Hlth. Care Sys., Ser. A, 6.25%, 12/01/2016	1,915,000	2,145,834
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	3,420,000	3,508,441
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	7,952,009
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	501,965
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/2013	3,000,000	3,299,250

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	$1,935,000	$1,942,392
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,865
West Contra Costa, CA Unified Sch. Dist. RB, Ser. D, 4.875%, 08/01/2011	200,000	200,714
Wisconsin Hlth. & Edl. Facs. Auth. RB, Froedert & Cmnty., 5.375%, 10/01/2021	6,500,000	7,097,415
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,553,336

		188,471,758

PUBLIC FACILITIES 0.3%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,794
St. Louis, MO Muni. Fin. Corp. RRB, Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,136,925

		1,738,719

RESOURCE RECOVERY 0.4%
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,711,360
5.50%, 11/15/2012	920,000	923,431
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,720

		2,860,511

SALES TAX 2.4%
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	250,523
Los Angeles, CA Muni. Impt. Corp. RB, Police Emergency Proj., Ser. D, 4.375%, 09/01/2010	250,000	250,438
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	350,000	357,161
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	501,660
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	451,372
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,130
New Mexico Hwy. Cmnwlth. Tax RB, Ser. B, 5.125%, 06/15/2011	140,000	140,504
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	13,165,000	13,217,528
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, SAVRS, RIB, AMBAC & TCR, 6.20%, 02/14/2011	500,000	516,885
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	251,480
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	145,000	145,847

		16,333,528

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 0.4%
New Mexico Hwy. Cmnty. Tax RB:
Ser. A, 5.25%, 06/15/2011	$1,000,000	$1,072,630
Ser. B, 5.125%, 06/15/2010	1,610,000	1,616,311

		2,688,941

TOBACCO REVENUE 0.1%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	282,023
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	249,990

		532,013

TRANSPORTATION 1.4%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	175,208
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	720,000	723,197
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	7,500,000	7,500,600
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,219,131

		9,618,136

UTILITY 0.5%
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,024
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	2,006,358
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,294
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,000,320

		3,588,996

WATER & SEWER 4.3%
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,083,013
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,154,612
Massachusetts Water Pollution Abatement RB, Unrefunded Balance, MWRA Proj., Ser. A, 5.80%, 08/01/2016	45,000	45,649
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	250,000	263,615
New York Env. Facs. Corp. RB, Clean Water & Drinking, Unrefunded Balance, Ser. B, 5.875%, 07/15/2019	4,515,000	4,570,354
New York Env. Facs. Corp. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	900,657
New York, NY Muni. Water Fin. Auth. RB, Water and Sewer Sys., 5.50%, 06/15/2033	1,000,000	1,038,270
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,008,120
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,532
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	950,380

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	$8,320,000	$8,347,955
5.25%, 07/15/2014	3,000,000	3,010,680
5.50%, 07/15/2021	665,000	667,647
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,581
5.05%, 12/01/2013	190,000	190,623
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,355
5.05%, 12/01/2013	115,000	115,377

		29,838,420

Total Municipal Obligations (cost $603,928,036)		604,639,067

	Shares	Value

SHORT-TERM INVESTMENTS 10.4%
MUTUAL FUND SHARES 10.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø (cost $71,608,340)	71,608,340	71,608,340

Total Investments (cost $675,536,376) 98.4%		676,247,407
Other Assets and Liabilities 1.6%		10,665,806

Net Assets 100.0%		$686,913,213

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RIB	Residual Interest Bonds
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of November 30, 2009:

Illinois	11.9%
Texas	7.7%
Florida	7.6%
New York	7.6%
New Jersey	7.1%
Ohio	5.5%
South Carolina	4.9%
Massachusetts	4.2%
Colorado	3.6%
California	3.5%
Georgia	3.0%
Michigan	2.6%
Utah	2.5%
Pennsylvania	2.1%
Wisconsin	1.4%
Washington	1.2%
Louisiana	1.1%
Minnesota	1.1%
Nebraska	1.0%
Arizona	1.0%
Oregon	1.0%
Connecticut	0.9%
Missouri	0.9%
Indiana	0.8%
New Mexico	0.6%
West Virginia	0.6%
Hawaii	0.6%
Kansas	0.6%
Virginia	0.5%
Maryland	0.5%
Mississippi	0.5%
Maine	0.3%
Tennessee	0.2%
Alaska	0.2%
Rhode Island	0.1%
New Hampshire	0.1%
Oklahoma	0.1%
North Carolina	0.1%
North Dakota	0.1%
Puerto Rico	0.1%
Non-state specific	10.6%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2009:

AAA	56.7%
AA	33.0%
A	7.5%
BBB	0.5%
NR	2.3%

100.0%

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The following table shows the percent of total bonds based on effective maturity as of November 30, 2009:

Less than 1 year	19.0%
1 to 3 year(s)	17.5%
3 to 5 years	18.9%
5 to 10 years	17.8%
10 to 20 years	18.7%
20 to 30 years	6.1%
Greater than 30 years	2.0%

100.0%

See Notes to Financial Statements

25

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $603,928,036)	$604,639,067
Investments in affiliated issuers, at value (cost $71,608,340)	71,608,340

Total investments	676,247,407
Receivable for securities sold	296,055
Receivable for Fund shares sold	1,181,505
Interest receivable	10,525,918
Prepaid expenses and other assets	79,031

Total assets	688,329,916

Liabilities
Dividends payable	363,011
Payable for Fund shares redeemed	989,802
Advisory fee payable	9,478
Distribution Plan expenses payable	6,514
Due to other related parties	2,589
Accrued expenses and other liabilities	45,309

Total liabilities	1,416,703

Net assets	$686,913,213

Net assets represented by
Paid-in capital	$690,511,972
Overdistributed net investment income	(196,382)
Accumulated net realized losses on investments	(4,113,408)
Net unrealized gains on investments	711,031

Total net assets	$686,913,213

Net assets consists of
Class A	$367,372,834
Class B	18,762,246
Class C	127,624,938
Class I	173,153,195

Total net assets	$686,913,213

Shares outstanding (unlimited number of shares authorized)
Class A	42,296,815
Class B	2,165,090
Class C	14,642,921
Class I	19,935,789

Net asset value per share
Class A	$8.69
Class A — Offering price (based on sales charge of 4.75%)	$9.12
Class B	$8.67
Class C	$8.72
Class I	$8.69

See Notes to Financial Statements

26

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2009 (unaudited)

Investment income
Interest	$12,767,055
Income from affiliated issuers	80,357

Total investment income	12,847,412

Expenses
Advisory fee	1,562,596
Distribution Plan expenses
Class A	433,337
Class B	124,299
Class C	586,544
Administrative services fee	305,463
Transfer agent fees	206,413
Trustees’ fees and expenses	8,131
Printing and postage expenses	24,041
Custodian and accounting fees	84,543
Registration and filing fees	53,519
Professional fees	27,866
Other	4,428

Total expenses	3,421,180
Less: Expense reductions	(65)

Net expenses	3,421,115

Net investment income	9,426,297

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	712,367
Net change in unrealized gains or losses on securities in unaffiliated issuers	6,363,250

Net realized and unrealized gains or losses on investments	7,075,617

Net increase in net assets resulting from operations	$16,501,914

See Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2009 (unaudited)		Year Ended May 31, 2009

Operations
Net investment income		$9,426,297		$17,585,766
Net realized gains or losses on investments		712,367		(2,647,140)
Net change in unrealized gains or losses on investments		6,363,250		(4,326,370)

Net increase in net assets resulting from operations		16,501,914		10,612,256

Distributions to shareholders from
Net investment income
Class A		(5,713,326)		(11,102,766)
Class B		(320,530)		(1,184,349)
Class C		(1,491,112)		(2,822,597)
Class I		(2,158,080)		(2,625,892)

Total distributions to shareholders		(9,683,048)		(17,735,604)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	6,624,279	57,234,904	14,512,566	124,020,741
Class B	64,921	559,143	685,027	5,814,040
Class C	3,270,173	28,337,358	5,005,858	42,850,502
Class I	13,226,649	114,121,287	8,110,391	69,671,297

		200,252,692		242,356,580

Net asset value of shares issued in reinvestment of distributions
Class A	448,477	3,876,354	837,739	7,154,880
Class B	23,076	198,826	88,367	753,697
Class C	99,233	860,962	181,660	1,556,794
Class I	231,752	2,006,511	236,486	2,027,955

		6,942,653		11,493,326

Automatic conversion of Class B shares to Class A shares
Class A	985,048	8,496,661	1,240,200	10,614,444
Class B	(987,337)	(8,496,661)	(1,243,105)	(10,614,444)

		0		0

Payment for shares redeemed
Class A	(4,624,451)	(39,913,665)	(10,765,019)	(91,525,575)
Class B	(668,607)	(5,752,945)	(1,657,190)	(14,134,697)
Class C	(1,411,974)	(12,220,406)	(2,654,162)	(22,692,504)
Class I	(2,018,995)	(17,487,462)	(8,139,036)	(69,200,209)

		(75,374,478)		(197,552,985)

Net increase in net assets resulting from capital share transactions		131,820,867		56,296,921

Total increase in net assets		138,639,733		49,173,573
Net assets
Beginning of period		548,273,480		499,099,907

End of period		$686,913,213		$548,273,480

Undistributed (overdistributed) net investment income		$(196,382)		$60,369

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through January 21, 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase. For the six months ended November 30, 2009, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

Stamper Capital & Investments, Inc. is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended November 30, 2009, EIS received $31,150 from the sale of Class A shares and $61,150, $13,609 and $17,495 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $221,053,842 and $134,778,511, respectively, for the six months ended November 30, 2009.

Fair value measurements of investments determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$603,356,567	$1,282,500	$604,639,067
Short-term investments	71,608,340	0	0	71,608,340

	$71,608,340	$603,356,567	$1,282,500	$676,247,407

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities issued by states in the U.S. and its political subdivisions

Balance as of June 1, 2009	$1,001,000
Realized gains or losses	0
Change in unrealized gains or losses	331,500
Net purchases (sales)	(50,000)
Transfers in and/or out of Level 3	0

Balance as of November 30, 2009	$1,282,500

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2009	$ 317,250

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $675,536,376. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,480,661 and $4,769,630, respectively, with a net unrealized appreciation of $711,031.

As of May 31, 2009, the Fund had $4,464,171 in capital loss carryovers for federal income tax purposes with $397,749 expiring in 2010, $1,080,591 expiring in 2016 and $2,985,831 expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2009, the Fund incurred and elected to defer post-October losses of $306,207.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended November 30, 2009, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting

34

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENT

Effective January 4, 2009, Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo & Company, replaced EIS as the principal underwriter for the Fund.

35

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Stamper Capital & Investments, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Strategic Municipal Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

36

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds,

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ADDITIONAL INFORMATION (unaudited) continued

their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one- and three-year periods ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Barclays Capital Municipal Bond Index, and for the five- and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index. The Trustees also noted that the Fund’s Class A shares’ performance was in the first quintile for the one-, three-, and five-year periods ended December 31, 2008, and in third quintile for the ten-year period ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did

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ADDITIONAL INFORMATION (unaudited) continued

not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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572613 rv5 01/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: January 29, 2010

By:	/s/ Kasey Phillips

Kasey Phillips Principal Financial Officer

Date: January 29, 2010